UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23221

FS Credit Income Fund
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Credit Income Fund
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: October 31
Date of reporting period: April 30, 2020

Item 1.   Reports to Stockholders.
The semi-annual report (the “Semi-Annual Report”) of FS Credit Income Fund (the “Fund”) for the six months ended April 30, 2020 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Semi-annual report 2020
FS Credit Income Fund
Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of FS Credit Income Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker- dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from the Fund electronically by calling 877-628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.
You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 877-628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

FS Credit Income Fund
PORTFOLIO REVIEW
The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of April 30, 2020 (unaudited):
Portfolio composition (by fair value)
Senior Secured Loans—First Lien	12%
Senior Secured Loans—Second Lien	1%
Senior Secured Bonds	16%
Unsecured Bonds	47%
CLO/Structured Credit	24%
100%
Top 10 Holdings (by fair value)
Frontier Communications Corp.	5%
Puerto Rico Sales Tax Financing Corp.	3%
Kraft Heinz Foods Corp.	2%
Altice Europe N.V.	2%
Hyatt Hotels Corp.	2%
Puerto Rico Electric Power Authority	2%
Williams Companies, Inc.	1%
Digicel International Finance Ltd.	1%
CCO Holdings LLC/CCO Holdings Capital Corp.	1%
Lightstone Holdco, LLC	1%
Industry classification (by fair value)
USD CLO	15%
Telecommunications	8%
EUR CLO	7%
Municipal	5%
Media Entertainment	5%
Oil & Gas	5%
Lodging	5%
Pipelines	4%
Pharmaceuticals	4%
Chemicals	3%
Food	3%
Retail	3%
Healthcare-Services	3%
Mining	2%
Entertainment	2%
Real Estate	2%
Computers	2%
Auto Manufacturers	2%
Commercial Banks	2%
Others	18%
100%

FS Credit Income Fund
OFFICERS AND BOARD OF TRUSTEES
Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer	Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

STEVEN T. SHAPIRO
Trustee
Partner and Executive Committee Member,
GoldenTree Asset Management

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY, III
Trustee
Chief Executive Officer,
Independence Health Group

FS Credit Income Fund
Semi-Annual Report for the Six Months Ended April 30, 2020

FS Credit Income Fund

Unaudited Schedule of Investments
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—13.6%
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Advertising	$1,087	$1,034	$939
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d)	Healthcare-Services	1,110	1,078	1,039
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d)	Iron/Steel	572	569	444
Amneal Pharmaceuticals, LLC, L+350, 5/4/2025	(d)	Pharmaceuticals	674	628	608
Aruba Investments, Inc., L+325, 1.0% Floor, 2/2/2022	(d)	Miscellaneous Manufacturer	85	80	82
BellRing Brands, LLC, L+500, 1.0% Floor, 10/21/2024	(d)	Food	484	460	480
Caesars Resort Collection, LLC, L+275, 12/23/2024	(d)	Entertainment	280	178	238
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d) (e)	Oil & Gas	2,926	2,781	718
Comet Bidco Limited, L+500, 1.0% Floor, 9/30/2024	(d)	Commercial Services	691	676	488
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/2024	(d)	Coal	175	178	107
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d) (e)	Software	2,686	2,596	2,516
Digicel International Finance Limited, L+325, 5/28/2024	(d)	Telecommunications	714	582	589
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/2025	(d)	Computers	853	830	764
East Valley Tourist Development Authority, L+800, 1.0% Floor, 9/30/2020	(d)	Entertainment	1,039	1,039	935
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d)	Pharmaceuticals	972	894	891
Green Energy Partners/Stonewall LLC, L+550, 1.0% Floor, 11/12/2021	(d)	Real Estate	1,815	1,434	1,547
Holland & Barrett International, E+425, 9/2/2024	(d)	Retail	€400	458	276
Hummel Station, LLC, L+375, 4/27/2022	(d)	Utilities	$789	690	702
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/2022	(d)	Utilities	66	60	59
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/2022	(d)	Utilities	162	144	144
Hummel Station, LLC, L+375, 4/27/2022	(d) (f)	Utilities	66	58	59
Hummel Station, LLC, L+375, 4/27/2022	(d) (f)	Utilities	83	72	73
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retail	365	359	119
Kirk Beauty One GmbH, E+325, 8/12/2022	(d)	Retail	€970	922	800
Liberty Latin America Ltd., L+500, 10/15/2026	(d)	Media Entertainment	$230	228	227
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/2024	(d)	Real Estate	3,082	2,494	2,458
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/2024	(d)	Real Estate	174	141	139
Mallinckrodt International Finance S.A., L+275, 0.8% Floor, 9/24/2024	(d)	Pharmaceuticals	1,079	825	766
Medallion Midland Acquisition, LLC, L+325, 1.0% Floor, 10/30/2024	(d) (e)	Midstream	165	111	118
Montreign Resort Casino, L+225, 3/22/2021	(d)	Entertainment	625	581	562
Motion Finco S.a.r.l., L+325, 11/12/2026	(d) (e)	Leisure Time	79	59	69
Motion Finco S.a.r.l., L+325, 11/12/2026	(d) (e)	Professional & Business Services	10	8	9
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/2022	(d)	Pharmaceuticals	615	601	535
PG&E Opco, L+347.5, 1.0% Floor, 4/27/2021	(d) (e) (g) (j)	Electric	29	27	29
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/2024	(d)	Entertainment	884	867	877
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d) (g)	Healthcare-Services	1,089	1,082	957
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Quorum Health Corp., L+1000, 10/9/2020	(d) (e)	Healthcare-Services	$353	$342	$351
Rent-A-Center, Inc., L+450, 8/5/2026	(d)	Commercial Services	891	882	859
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d)	Oil & Gas	1,382	1,257	249
SeaWorld Parks & Entertainment, Inc., L+300, 0.8% Floor, 3/31/2024	(d) (h)	Leisure Time	149	115	126
Summer (BC) Lux Consolidator S.C.A., L+500, 12/4/2026	(d)	Business Services	773	719	660
Terrier Media Buyer, Inc., L+425, 12/17/2026	(d)	Advertising	688	685	643
Tibco Software Inc., L+375, 6/30/2026	(d)	Software	289	289	272
TopGolf International, Inc., L+550, 2/8/2026	(d)	Leisure Time	1,008	1,004	859
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d)	Miscellaneous Manufacturer	606	588	168
Verifone Systems, Inc., L+400, 8/20/2025	(d)	Computers	461	435	360
Verscend Holding Corp., L+450, 8/27/2025	(d)	Commercial Services	689	638	646
Total Senior Secured Loans—First Lien				31,778	26,556
Unfunded Loan Commitments				(130)	(130)
Net Senior Secured Loans—First Lien				31,648	26,426
Senior Secured Loans—Second Lien—0.8%
Asurion LLC, L+650, 8/4/2025	(d)	Insurance	450	447	436
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/2026	(d)	Engineering & Construction	290	288	245
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d)	Retail	1,217	1,172	280
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d)	Computers	260	251	178
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/2023	(d)	Healthcare-Services	320	320	216
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d)	Miscellaneous Manufacturer	728	722	98
Total Senior Secured Loans—Second Lien				3,200	1,453
Senior Secured Bonds—19.0%
1011778 BC ULC / New Red Finance Inc., 5.0%, 10/15/2025	(h) (i)	Retail	1,051	1,073	1,062
Altice Financing SA, 7.5%, 5/15/2026	(h) (i)	Media Entertainment	728	627	764
Altice France Holding SA, 8.0%, 5/15/2027	(i)	Telecommunications	€801	971	895
Altice France Holding SA, 8.0%, 5/15/2027	(h)	Telecommunications	414	453	463
Altice France SA, 3.4%, 1/15/2028	(h)	Telecommunications	805	819	831
Altice France SA, 8.1%, 2/1/2027	(h) (i)	Telecommunications	$213	238	232
Altice France SA, 7.4%, 5/1/2026	(i)	Telecommunications	205	176	215
Altice France SA, 5.5%, 1/15/2028	(i)	Telecommunications	513	513	520
Avantor, Inc., 6.0%, 10/1/2024	(h) (i)	Healthcare-Products	108	98	114
BCD Acquisition, Inc., 9.6%, 9/15/2023	(h) (i)	Auto Manufacturers	1,454	1,503	1,214
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/2025	(h) (i)	Retail	285	285	291
Cinemark USA, Inc., 8.8%, 5/1/2025	(h) (i)	Entertainment	967	978	979
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(h) (i)	Oil & Gas Services	841	844	553
Dell International LLC/EMC Corp., 6.1%, 7/15/2027	(h) (i)	Computers	719	717	788
Dell International LLC/EMC Corp., 6.2%, 7/15/2030	(h) (i)	Computers	432	431	480
Dell International LLC/EMC Corp., 5.9%, 7/15/2025	(h) (i)	Computers	288	288	315
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(h) (i)	Computers	$431	$544	$529
Dell International LLC/EMC Corp., 4.9%, 10/1/2026	(h) (i)	Computers	246	262	255
Delta Air Lines, Inc., 7.0%, 5/1/2025	(i)	Airlines	625	625	641
Denbury Resources, Inc., 9.3%, 3/31/2022	(h) (i)	Oil & Gas	1,303	1,258	244
Denbury Resources, Inc., 7.8%, 2/15/2024	(h) (i)	Oil & Gas	274	222	51
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/2024	(h) (i)	Telecommunications	2,367	2,323	2,204
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022	(h)	Transportation	954	961	811
Frontier Communications Corp., 8.0%, 4/1/2027	(g) (h) (i)	Telecommunications	1,011	1,023	1,036
Frontier Communications Corp., 8.5%, 4/1/2026	(g) (h) (i)	Telecommunications	3,519	3,318	3,271
Gap, Inc., 8.6%, 5/15/2025	(e) (i)	Retail	367	367	382
Gap, Inc., 8.9%, 5/15/2027	(e) (i)	Retail	365	365	380
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/2024	(h) (i)	Entertainment	335	348	284
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(h) (i)	Mining	1,256	1,271	1,143
Jerrold Finco Plc, 4.9%, 1/15/2026	(h) (i)	Diversified Financial Services	£567	743	646
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(h) (i)	Mining	$1,216	1,240	1,240
KME AG, 6.8%, 2/1/2023		Mining	€100	106	51
Kronos International, Inc., 3.8%, 9/15/2025	(h)	Chemicals	841	937	862
L Brands, Inc., 6.8%, 7/1/2036	(h)	Retail	$353	293	256
L Brands, Inc., 6.9%, 11/1/2035	(h)	Retail	1,220	1,189	904
LCPR Senior Secured Financing DAC, 6.8%, 10/15/2027	(h) (i)	Media Entertainment	388	391	401
Navistar International Corp., 9.5%, 5/1/2025	(i)	Auto Manufacturers	741	741	780
Northern Oil and Gas, Inc., 8.5%, 5/15/2023 (8.5% Cash + 1.0% PIK)	(h)	Oil & Gas	283	290	175
Pacific Drilling SA, 8.4%, 10/1/2023	(h) (i)	Oil & Gas	749	665	169
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(h) (i)	Pharmaceuticals	1,054	1,026	1,074
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/2028	(h) (i)	Commercial Services	477	478	431
Punch Taverns Finance, 5.3%, 3/30/2024	(h)	Retail	£202	275	253
Quorum Health Corp., 11.6%, 4/15/2023	(g) (j)	Healthcare-Services	$157	155	27
QVC, Inc., 4.4%, 3/15/2023	(h)	Retail	347	312	333
QVC, Inc., 4.5%, 2/15/2025	(h)	Retail	58	50	54
QVC, Inc., 4.8%, 2/15/2027	(h)	Retail	176	154	162
Sabine Pass Liquefaction LLC, 5.6%, 3/1/2025	(h)	Pipelines	138	145	145
Sabine Pass Liquefaction LLC, 5.0%, 3/15/2027	(h)	Pipelines	219	227	225
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(m)	Internet	€1,822	2,083	900
Spirit AeroSystems, Inc., 7.5%, 4/15/2025	(h) (i)	Aerospace/Defense	$69	69	68
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/2026		Advertising	€520	572	508
Talen Energy Supply LLC, 6.6%, 1/15/2028	(h) (i)	Electric	$1,000	983	948
Teekay Corp., 9.3%, 11/15/2022	(h) (i)	Transportation	1,453	1,453	1,434
Teva Pharmaceutical Finance Netherlands III B.V., 6.0%, 4/15/2024	(h)	Pharmaceuticals	500	517	500
Tronox, Inc., 6.5%, 5/1/2025	(e) (i)	Chemicals	209	209	210
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027	(h)	Real Estate	£119	172	166
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Urban One, Inc., 7.4%, 4/15/2022	(h) (i)	Media Entertainment	$1,075	$1,050	$919
Vantage Drilling International, 9.3%, 11/15/2023	(h) (i)	Oil & Gas	2,580	2,537	1,373
Warrior Met Coal, Inc., 8.0%, 11/1/2024	(h) (i)	Coal	54	56	51
Wyndham Destinations, Inc., 4.6%, 3/1/2030	(h) (i)	Lodging	704	710	602
Yell Bondco Plc, 8.5%, 5/2/2023	(h)	Internet	£255	296	126
Total Senior Secured Bonds				43,025	36,940
Unsecured Bonds—55.9%
Accor SA, 4.4% 1/30/2024 (fixed, converts to FRN on 1/30/2024)	(h) (k)	Lodging	€300	255	297
AHP Health Partners, Inc., 9.8%, 7/15/2026	(h) (i)	Healthcare-Services	$1,127	1,058	1,124
Aker BP ASA, 4.8%, 6/15/2024	(h) (i)	Oil & Gas	445	412	413
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/2027	(h) (i)	Food	425	389	429
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.9%, 2/15/2030	(h) (i)	Food	64	57	65
Anglo American Capital Plc, 4.8%, 4/10/2027	(h) (i)	Mining	655	643	676
Anglo American Capital Plc, 4.0%, 9/11/2027	(h) (i)	Mining	206	193	206
Anglo American Capital Plc, 5.6%, 4/1/2030	(h) (i)	Mining	543	556	600
ArcelorMittal SA, 7.3%, 10/15/2039	(h)	Iron/Steel	488	590	510
Aruba Investments, Inc., 8.8%, 2/15/2023	(h) (i)	Chemicals	1,389	1,417	1,364
Ball Corp., 4.0%, 11/15/2023	(h)	Packaging & Containers	209	222	217
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(h) (i)	Pharmaceuticals	151	159	157
Bausch Health Companies, Inc., 5.0%, 1/30/2028	(h) (i)	Pharmaceuticals	627	633	603
Bausch Health Companies, Inc., 5.3%, 1/30/2030	(h) (i)	Pharmaceuticals	610	617	607
Bausch Health Companies, Inc., 7.3%, 5/30/2029	(h) (i)	Pharmaceuticals	640	710	686
Boyd Gaming Corp., 6.4%, 4/1/2026	(h)	Lodging	313	283	283
Boyd Gaming Corp., 4.8%, 12/1/2027	(h) (i)	Lodging	615	540	533
Buckeye Partners LP, 4.5%, 3/1/2028	(i)	Pipelines	90	81	82
Buckeye Partners LP, 4.0%, 12/1/2026	(h)	Pipelines	619	532	564
Buckeye Partners LP, 4.1%, 12/1/2027		Pipelines	125	112	112
Buckeye Partners LP, 4.1%, 3/1/2025	(h) (i)	Pipelines	156	142	145
Buckeye Partners LP, 4.2%, 7/1/2023	(h)	Pipelines	44	41	41
Buckeye Partners LP, 4.4%, 10/15/2024	(h)	Pipelines	177	152	164
Camaieu New, 8.0%, 7/15/2022		Retailers	€46	51	4
CCO Holdings LLC/CCO Holdings Capital Corp., 4.8%, 3/1/2030	(h) (i)	Media Entertainment	$329	278	337
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(h) (i)	Media Entertainment	2,245	2,376	2,379
Central Garden & Pet Co., 5.1%, 2/1/2028	(h)	Household Products/ Wares	552	544	561
Cheniere Energy Partners LP, 5.6%, 10/1/2026	(h)	Pipelines	1,473	1,464	1,415
Cheniere Energy Partners LP, 4.5%, 10/1/2029	(h) (i)	Pipelines	360	307	334
Coty, Inc., 6.5%, 4/15/2026	(h) (i)	Cosmetics/Personal Care	202	188	171
CSC Holdings LLC, 6.5%, 2/1/2029	(h) (i)	Media Entertainment	1,543	1,641	1,693
DaVita, Inc., 5.0%, 5/1/2025	(h)	Healthcare-Services	678	650	689
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/2028	(h) (i)	Oil & Gas	$178	$161	$156
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/2026	(h) (i)	Oil & Gas	1,153	1,144	1,027
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 7/15/2023	(i)	Pharmaceuticals	900	680	680
EPR Properties, 4.5%, 4/1/2025	(h)	Real Estate Investment Trusts	309	271	271
EPR Properties, 4.8%, 12/15/2026	(h)	Real Estate Investment Trusts	154	130	131
Eramet, 5.9%, 5/21/2025	(h)	Mining	€600	669	552
Fidelity & Guaranty Life Holdings, Inc., 5.5%, 5/1/2025	(h) (i)	Insurance	$527	586	560
First Quantum Minerals Ltd., 7.5%, 4/1/2025	(h) (i)	Mining	201	165	178
First Quantum Minerals Ltd., 6.5%, 3/1/2024	(h) (i)	Mining	605	518	536
First Quantum Minerals Ltd., 7.3%, 4/1/2023	(h) (i)	Mining	207	186	189
Ford Motor Credit Co. LLC, 4.5%, 8/1/2026	(h)	Auto Manufacturers	553	483	478
Ford Motor Credit Co. LLC, 5.1%, 5/3/2029		Auto Manufacturers	303	259	263
Ford Motor Credit Co. LLC, 4.4%, 1/8/2026	(h)	Auto Manufacturers	511	455	443
Ford Motor Credit Co. LLC, 4.1%, 8/4/2025	(h)	Auto Manufacturers	581	483	496
Frontier California, Inc., 6.8%, 5/15/2027	(g) (h)	Telecommunications	40	37	36
Frontier Communications Corp., 6.9%, 1/15/2025	(g) (h)	Telecommunications	719	429	199
Frontier Communications Corp., 7.6%, 4/15/2024	(g) (h) (j)	Telecommunications	411	246	119
Frontier Communications Corp., 11.0%, 9/15/2025	(g) (h) (j)	Telecommunications	949	501	300
Frontier Communications Corp., 10.5%, 9/15/2022	(g) (h) (j)	Telecommunications	1,549	935	487
Frontier Florida LLC, 6.9%, 2/1/2028	(g) (h)	Telecommunications	1,971	1,824	1,768
Frontier North, Inc., 6.7%, 2/15/2028	(g) (h)	Telecommunications	5,019	4,747	4,802
Garrett LX I Sarl / Garrett Borrowing LLC, 5.1%, 10/15/2026	(h)	Auto Parts & Equipment	€213	225	156
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/2025	(h)	Pipelines	$79	55	67
Genesis Energy LP / Genesis Energy Finance Corp., 6.0%, 5/15/2023	(h)	Pipelines	7	5	6
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/2026	(h)	Pipelines	885	753	745
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/2028	(h)	Pipelines	2,039	1,977	1,740
Genworth Holdings, Inc., 7.6%, 9/24/2021	(h)	Insurance	347	358	332
Genworth Holdings, Inc., 7.2%, 2/15/2021	(h)	Insurance	68	69	64
HCA, Inc., 5.6%, 9/1/2028	(h)	Healthcare-Services	485	541	540
HCA, Inc., 5.9%, 2/1/2029	(h)	Healthcare-Services	1,012	1,135	1,163
Hexion, Inc., 7.9%, 7/15/2027	(h) (i)	Chemicals	1,766	1,696	1,609
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/2028	(h) (i)	Lodging	474	474	482
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/2025	(h) (i)	Lodging	307	307	309
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(h) (i)	Pharmaceuticals	758	773	741
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Howmet Aerospace, Inc., 6.9%, 5/1/2025	(h)	Aerospace/Defense	$294	$294	$301
Hyatt Hotels Corp., 5.8%, 4/23/2030	(h)	Lodging	3,219	3,332	3,333
Hyatt Hotels Corp., 5.4%, 4/23/2025	(h)	Lodging	548	550	559
JPMorgan Chase & Co., 4.6% 2/1/2025 (fixed, converts to FRN on 2/01/2025)	(h) (k)	Commercial Banks	929	876	834
JPMorgan Chase & Co., 5.0% 8/1/2024 (fixed, converts to FRN on 8/01/2024)	(h) (k)	Commercial Banks	681	559	634
Kraft Heinz Foods Co., 3.8%, 4/1/2030	(h) (i)	Food	738	713	751
Kraft Heinz Foods Co., 4.6%, 1/30/2029	(h)	Food	298	314	314
Kraft Heinz Foods Co., 4.4%, 6/1/2046	(h)	Food	430	405	410
Kraft Heinz Foods Co., 5.0%, 6/4/2042	(h)	Food	3,183	3,152	3,240
L Brands, Inc., 5.3%, 2/1/2028	(h)	Retail	22	15	16
Liberty Interactive LLC, 4.0%, 11/15/2029	(h)	Media Entertainment	2,277	1,630	1,542
Liberty Interactive LLC, 3.8%, 2/15/2030	(h)	Media Entertainment	1,351	950	897
Lloyds Banking Group PLC, 7.5% 9/27/2025 (fixed, converts to FRN on 9/27/2025)	(h) (k)	Commercial Banks	794	818	787
Marriott International, Inc., 5.8%, 5/1/2025		Lodging	1,756	1,756	1,836
Marriott Ownership Resorts, Inc., 4.8%, 1/15/2028	(h) (i)	Lodging	746	762	658
Mattel, Inc., 5.9%, 12/15/2027	(h) (i)	Toys/Games/Hobbies	950	930	951
Methanex Corp., 5.7%, 12/1/2044	(h)	Chemicals	280	272	192
Methanex Corp., 5.3%, 12/15/2029	(h)	Chemicals	2,627	2,489	2,219
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/2027	(h)	Real Estate Investment Trusts	774	849	786
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.5%, 1/15/2028	(h)	Real Estate Investment Trusts	129	133	122
MGM Resorts International, 7.8%, 3/15/2022	(h)	Lodging	1,682	1,843	1,718
Michaels Stores, Inc., 8.0%, 7/15/2027	(h) (i)	Retail	803	771	563
Morgan Stanley, 5.6% 7/15/2020 (fixed, converts to FRN on 7/15/2020)	(h) (k)	Commercial Banks	874	794	804
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/2025	(h) (i)	Coal	2,412	2,369	2,044
Navient Corp., 5.6%, 8/1/2033	(h)	Diversified Financial Services	1,161	969	883
Netflix, Inc., 6.4%, 5/15/2029	(h)	Internet	494	543	581
Netflix, Inc., 4.6%, 5/15/2029	(h)	Internet	€281	336	333
Netflix, Inc., 3.9%, 11/15/2029	(h)	Internet	208	244	235
Nine Energy Service, Inc., 8.8%, 11/1/2023	(h) (i)	Oil & Gas Services	$525	525	105
Noble Energy, Inc., 5.0%, 8/15/2047	(h)	Oil & Gas	192	134	136
Noble Energy, Inc., 5.1%, 11/15/2044	(h)	Oil & Gas	864	613	633
Noble Energy, Inc., 5.3%, 11/15/2043	(h)	Oil & Gas	297	206	220
Noble Energy, Inc., 6.0%, 3/1/2041	(h)	Oil & Gas	68	54	54
NOVA Chemicals Corp., 5.3%, 6/1/2027	(h) (i)	Chemicals	1,411	1,463	1,135
Occidental Petroleum Corp., 3.2%, 8/15/2026	(h)	Oil & Gas	106	65	77
Occidental Petroleum Corp., 3.0%, 2/15/2027	(h)	Oil & Gas	519	314	371
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 3.4%, 4/15/2026	(h)	Oil & Gas	$666	$399	$480
Occidental Petroleum Corp., 3.5%, 6/15/2025	(h)	Oil & Gas	361	231	262
Occidental Petroleum Corp., 2.7%, 2/15/2023	(h)	Oil & Gas	339	276	293
Parsley Energy LLC/Parsley Finance Corp., 5.3%, 8/15/2025	(h) (i)	Oil & Gas	247	217	219
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/2025	(h) (i)	Oil & Gas	295	236	267
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(h) (i)	Oil & Gas	938	738	806
Performance Food Group, Inc., 6.9%, 5/1/2025	(h) (i)	Distribution/ Wholesale	399	399	408
Post Holdings, Inc., 5.5%, 12/15/2029	(h) (i)	Food	1,022	1,084	1,032
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 5.3%, 7/1/2042	(e)	Municipal	845	796	796
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.1%, 7/1/2034	(h)	Municipal	45	38	39
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(h)	Municipal	95	84	90
Puerto Rico Electric Power Authority, 5.1%, 7/1/2042	(g) (h) (j)	Municipal	15	11	8
Puerto Rico Electric Power Authority, 5.4%, 1/1/2020	(g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.4%, 7/1/2018	(g) (h) (j)	Municipal	20	16	11
Puerto Rico Electric Power Authority, 10.0%, 7/1/2019	(g) (h) (j)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/2019	(g) (h) (j)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 5.3%, 7/1/2033	(g) (h) (j)	Municipal	615	478	367
Puerto Rico Electric Power Authority, 5.0%, 7/1/2025	(g) (h) (j)	Municipal	75	59	45
Puerto Rico Electric Power Authority, 5.4%, 1/1/2018	(g) (h) (j)	Municipal	25	20	14
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/2019	(g) (j)	Municipal	10	8	6
Puerto Rico Electric Power Authority, 0.0%, 7/1/2020	(g) (h) (j)	Municipal	95	69	50
Puerto Rico Electric Power Authority, 5.5%, 7/1/2020	(g) (h) (j)	Municipal	15	12	9
Puerto Rico Electric Power Authority, 5.3%, 7/1/2024	(g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/2025	(g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/2028	(g) (h) (j)	Municipal	25	20	15
Puerto Rico Electric Power Authority, 5.3%, 7/1/2040	(g) (h) (j)	Municipal	210	152	125
Puerto Rico Electric Power Authority, 5.0%, 7/1/2017	(g) (h) (j)	Municipal	15	11	9
Puerto Rico Electric Power Authority, 0.0%, 7/1/2017	(g) (j)	Municipal	15	10	7
Puerto Rico Electric Power Authority, 0.0%, 7/1/2018	(g) (j)	Municipal	10	7	5
Puerto Rico Electric Power Authority, 6.3%, 7/1/2040	(g) (j)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 6.1%, 7/1/2040	(g) (j)	Municipal	195	122	117
Puerto Rico Electric Power Authority, 7.0%, 7/1/2043	(g) (j)	Municipal	80	53	49
Puerto Rico Electric Power Authority, 5.3%, 7/1/2035	(g) (j)	Municipal	15	10	9
Puerto Rico Electric Power Authority, 5.5%, 7/1/2038	(g) (j)	Municipal	200	127	120
Puerto Rico Electric Power Authority, 6.8%, 7/1/2036	(g) (h) (j)	Municipal	445	330	273
Puerto Rico Electric Power Authority, 5.3%, 7/1/2031	(g) (j)	Municipal	120	78	72
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(g) (h) (j)	Municipal	60	46	36
Puerto Rico Electric Power Authority, 1.7%, 7/1/2031 (3 mo. USD LIBOR + 0.7%)	(g) (j) (m)	Municipal	95	69	50
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 6.0%, 7/1/2030	(g) (j)	Municipal	$25	$16	$15
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(g) (j)	Municipal	310	202	185
Puerto Rico Electric Power Authority, 5.4%, 7/1/2028	(g) (h) (j)	Municipal	1,690	1,269	995
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(g) (j)	Municipal	25	16	15
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(g) (j)	Municipal	325	213	194
Puerto Rico Electric Power Authority, 5.0%, 7/1/2027	(g) (h) (j)	Municipal	30	23	18
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (j)	Municipal	160	104	95
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (h) (j)	Municipal	355	274	212
Puerto Rico Electric Power Authority, 0.0%, 7/1/2025	(g) (j)	Municipal	25	18	13
Puerto Rico Electric Power Authority, 3.8%, 7/1/2022	(g) (j)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(g) (j)	Municipal	55	35	33
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(g) (j)	Municipal	60	39	36
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(g) (j)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(g) (j)	Municipal	110	72	66
Puerto Rico Electric Power Authority, 5.3%, 7/1/2019	(g) (j)	Municipal	10	6	6
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(g) (j)	Municipal	16	14	11
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(g) (j)	Municipal	16	14	11
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(g) (j)	Municipal	61	54	42
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(g) (j)	Municipal	61	54	42
Puerto Rico Electric Power Authority, 5.0%, 7/1/2023	(g) (h) (j)	Municipal	15	12	9
Puerto Rico Electric Power Authority, 5.0%, 7/1/2024	(g) (h) (j)	Municipal	20	16	11
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(g) (h) (j)	Municipal	90	73	51
Puerto Rico Electric Power Authority, 5.0%, 7/1/2037	(g) (h) (j)	Municipal	150	122	85
Puerto Rico Electric Power Authority, 5.5%, 7/1/2021	(g) (h) (j)	Municipal	20	16	11
Puerto Rico Electric Power Authority, 5.0%, 7/1/2042	(g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(g) (h) (j)	Municipal	20	16	11
Puerto Rico Public Buildings Auth., 5.3%, 7/1/2023	(e) (g) (j)	Municipal	5	4	4
Puerto Rico Public Buildings Auth., 5.0%, 7/1/2022	(g) (h) (j)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.0%, 7/1/2021	(e) (g) (j)	Municipal	15	10	11
Puerto Rico Public Buildings Auth., 5.0%, 7/1/2020	(g) (h) (j)	Municipal	35	24	25
Puerto Rico Public Buildings Auth., 5.0%, 7/1/2018	(g) (h) (j)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.3%, 7/1/2042	(g) (h) (j)	Municipal	745	524	523
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2058	(h)	Municipal	158	137	143
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.5%, 7/1/2053	(h)	Municipal	108	93	94
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.3%, 7/1/2040	(h)	Municipal	633	565	567
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.3%, 7/1/2040	(h)	Municipal	946	824	847
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053	(h)	Municipal	47	36	43
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(h) (l)	Municipal	6,418	1,145	1,123
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(h) (l)	Municipal	$6,751	$1,382	$1,586
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 7/1/2058	(h)	Municipal	1,511	1,418	1,420
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053	(h)	Municipal	579	466	525
PulteGroup, Inc., 5.0%, 1/15/2027	(h)	Home Builders	610	599	638
Quicken Loans, Inc., 5.3%, 1/15/2028	(h) (i)	Diversified Financial Services	1,140	1,165	1,113
Radiology Partners, Inc., 9.3%, 2/1/2028	(h) (i)	Healthcare-Services	350	351	336
Royal Bank of Scotland Group Plc, 8.0% 8/10/2025 (fixed, converts to FRN on 8/10/2025)	(h) (k)	Commercial Banks	588	606	614
SBL Holdings, Inc., 7.0% 5/13/2025 (fixed, converts to FRN on 5/13/2025)	(h) (i) (k)	Insurance	147	147	95
Science Applications International Corp., 4.9%, 4/1/2028	(h) (i)	Computers	519	519	511
SESI LLC, 7.1%, 12/15/2021	(i)	Oil & Gas Services	2,050	1,817	1,039
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(h) (i)	Oil & Gas	2,402	2,162	757
Sirius XM Radio, Inc., 5.0%, 8/1/2027	(h) (i)	Media Entertainment	738	771	758
Sirius XM Radio, Inc., 5.5%, 7/1/2029	(h) (i)	Media Entertainment	20	22	21
Southern California Edison Co., 6.3% 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(h) (k)	Electric	476	475	455
Sprint Capital Corp., 6.9%, 11/15/2028	(h)	Telecommunications	532	624	643
Sprint Corp., 7.6%, 3/1/2026	(h)	Telecommunications	551	647	654
SRC Energy, Inc., 6.3%, 12/1/2025		Oil & Gas	1,153	1,130	718
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(n)	Media Entertainment	813	801	803
Summer (BC) Holdco A S.a.r.l., 9.3%, 10/31/2027	(h)	Advertising	€496	553	411
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(h) (i)	Coal	$890	894	684
Teck Resources Ltd., 6.3%, 7/15/2041	(h)	Mining	325	361	307
Teva Pharmaceutical Finance Netherlands II B.V., 1.3%, 3/31/2023	(h)	Pharmaceuticals	€185	171	187
Teva Pharmaceutical Finance Netherlands II B.V., 6.0%, 1/31/2025	(h)	Pharmaceuticals	294	332	335
Teva Pharmaceutical Finance Netherlands II B.V., 4.5%, 3/1/2025	(h)	Pharmaceuticals	610	640	653
Teva Pharmaceutical Finance Netherlands III B.V., 7.1%, 1/31/2025	(h) (i)	Pharmaceuticals	$1,129	1,208	1,175
TransDigm, Inc., 5.5%, 11/15/2027	(h) (i)	Aerospace/Defense	873	863	742
USA Compression Partners LP / USA Compression Finance Corp., 6.9%, 4/1/2026	(h)	Oil & Gas Services	937	807	759
USA Compression Partners LP / USA Compression Finance Corp., 6.9%, 9/1/2027	(h)	Oil & Gas Services	703	605	580
Vail Resorts, Inc., 6.3%, 5/15/2025	(i)	Entertainment	442	442	459
Valaris Plc, 7.4%, 6/15/2025		Oil & Gas	14	8	2
Valaris Plc, 7.8%, 2/1/2026		Oil & Gas	56	52	5
Viking Cruises Ltd., 5.9%, 9/15/2027	(h) (i)	Leisure Time	634	642	434
Vistra Operations Co. LLC, 5.5%, 9/1/2026	(h) (i)	Electric	157	158	163
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(h) (i)	Electric	1,006	1,032	1,031
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(h) (i)	Electric	$111	$112	$117
Western Midstream Operating LP, 4.5%, 3/1/2028	(h)	Pipelines	264	200	234
Western Midstream Operating LP, 4.8%, 8/15/2028	(h)	Pipelines	56	44	50
Western Midstream Operating LP, 3.1%, 2/1/2025	(h)	Pipelines	518	430	475
Western Midstream Operating LP, 4.1%, 2/1/2030	(h)	Pipelines	716	546	657
Western Midstream Operating LP, 4.7%, 7/1/2026	(h)	Pipelines	392	325	349
Williams Companies, Inc., 3.8%, 6/15/2027	(h)	Pipelines	97	91	97
Williams Companies, Inc., 6.3%, 4/15/2040	(h)	Pipelines	2,240	2,357	2,584
Williams Companies, Inc., 5.4%, 3/4/2044	(h)	Pipelines	190	180	197
WPX Energy, Inc., 4.5%, 1/15/2030	(h)	Oil & Gas	425	223	348
WPX Energy, Inc., 5.8%, 6/1/2026	(h)	Oil & Gas	78	43	71
WPX Energy, Inc., 5.3%, 10/15/2027	(h)	Oil & Gas	282	203	247
XPO CNW, Inc., 6.7%, 5/1/2034	(h)	Transportation	902	834	855
Yum! Brands, Inc., 7.8%, 4/1/2025	(h) (i)	Retail	466	466	509
Total Unsecured Bonds				114,841	108,451
Collateralized Loan Obligation (CLO) / Structured Credit—28.0%
Accunia European CLO I B.V., 3.6%, 4/20/2033 (3 mo. EURIBOR + 3.6%)	(i) (m)	EUR CLO	€320	353	265
Accunia European CLO I B.V., 2.7%, 7/15/2030 (3 mo. EURIBOR + 2.7%)	(i) (m)	EUR CLO	485	552	492
Accunia European CLO I B.V., 6.3%, 7/15/2030 (3 mo. EURIBOR + 6.3%)	(i) (m)	EUR CLO	250	281	180
Accunia European CLO III DAC, 3.1%, 1/20/2031 (3 mo. EURIBOR + 3.1%)	(m)	EUR CLO	205	222	178
ACIS CLO 2014-3 Ltd., 4.9%, 2/1/2026 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	$495	489	441
ACIS CLO 2017-7 Ltd., 4.5%, 5/1/2027 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	180	180	172
Adagio CLO VIII DAC, 3.8%, 4/15/2032 (3 mo. EURIBOR + 3.8%)	(i) (m)	EUR CLO	€250	277	210
Ammc CLO 19 Ltd., 5.0%, 10/15/2028 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CLO	$205	203	170
Anchorage Capital CLO 3-R Ltd., 6.4%, 1/28/2031 (3 mo. USD LIBOR + 5.5%)	(i) (m)	USD CLO	320	309	201
Anchorage Capital CLO 4-R Ltd., 3.5%, 1/28/2031 (3 mo. USD LIBOR + 2.6%)	(i) (m)	USD CLO	250	238	187
Anchorage Capital CLO 7 Ltd., 4.5%, 1/28/2031 (3 mo. USD LIBOR + 3.5%)	(i) (m)	USD CLO	250	250	189
Anchorage Capital Europe CLO 2 DAC, 5.7%, 5/15/2031 (3 mo. EURIBOR + 5.7%)	(m)	EUR CLO	€205	156	154
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031 (3 mo. EURIBOR + 3.5%)	(i) (m)	EUR CLO	250	292	229
Aqueduct European CLO 4-2019 DAC, 1.8%, 7/15/2032 (3 mo. EURIBOR + 1.8%)	(m)	EUR CLO	100	100	104
Ares CLO Ltd., 3.6%, 4/20/2030 (3 mo. USD LIBOR + 2.5%)	(i) (m)	USD CLO	$420	400	333
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ares XLIII CLO Ltd., 5.0%, 10/15/2029 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	$250	$245	$213
Ares XLIX CLO Ltd., 4.1%, 7/22/2030 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	244	206
Ares XLVIII CLO, 3.8%, 7/20/2030 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	315	302	255
Ares XXXVII CLO Ltd., 3.9%, 10/15/2030 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	250	247	205
Ares XXXVR CLO Ltd., 4.2%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	250	207
Atlas Senior Loan Fund V Ltd., 5.2%, 7/16/2029 (3 mo. USD LIBOR + 4.0%)	(i) (m)	USD CLO	330	330	239
Atrium CDO Corp., 4.1%, 8/23/2030 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CDO	250	234	199
Avery Point III CLO Ltd., 6.1%, 1/18/2025 (3 mo. USD LIBOR + 5.0%)	(i) (m)	USD CLO	575	575	446
Avoca CLO XI Ltd., 5.0%, 7/15/2030 (3 mo. EURIBOR + 5.0%)	(m)	EUR CLO	€440	468	388
Babson Euro CLO 2014-2 B.V., 3.2%, 11/25/2029 (3 mo. EURIBOR + 3.2%)	(m)	EUR CLO	100	109	88
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029 (3 mo. EURIBOR + 1.5%)	(m)	EUR CLO	305	350	308
Bain Capital Credit CLO 2016-2 Ltd., 5.3%, 1/15/2029 (3 mo. USD LIBOR + 4.1%)	(i) (m)	USD CLO	$715	709	587
Bain Capital Euro CLO, 4.3%, 4/15/2032 (3 mo. EURIBOR + 4.3%)	(i) (m)	EUR CLO	€385	426	341
Bain Capital EURO CLO 2018-1 DAC, 1.7%, 4/20/2032 (3 mo. EURIBOR + 1.7%)	(m)	EUR CLO	170	137	161
Ballyrock CLO 2018-1 Ltd., 4.3%, 4/20/2031 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	$250	241	203
Barings CLO 2013-I Ltd., 6.3%, 1/20/2028 (3 mo. USD LIBOR + 5.2%)	(i) (m)	USD CLO	380	380	253
Barings CLO Ltd. 2017-I, 4.7%, 7/18/2029 (3 mo. USD LIBOR + 3.6%)	(i) (m)	USD CLO	250	244	216
Barings CLO Ltd. 2018-III, 4.0%, 7/20/2029 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	330	325	253
Barings CLO Ltd. 2018-III, 6.9%, 7/20/2029 (3 mo. USD LIBOR + 5.8%)	(h) (i) (m)	USD CLO	945	920	573
Battalion CLO IX Ltd., 4.5%, 7/15/2031 (3 mo. USD LIBOR + 3.3%)	(i) (m)	USD CLO	460	460	394
Black Diamond CLO 2014-1 Ltd., 6.4%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(h) (m)	USD CLO	260	258	152
BlackRock European CLO V DAC, 4.4%, 7/16/2031 (3 mo. EURIBOR + 4.4%)	(m)	EUR CLO	€130	137	83
BlackRock European CLO VII DAC, 2.3%, 10/15/2031 (3 mo. EURIBOR + 2.3%)	(i) (m)	EUR CLO	250	285	251
BlueMountain CLO 2015-4 Ltd., 4.1%, 4/20/2030 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	$370	359	272
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
BlueMountain Fuji Eur CLO IV DAC, 4.0%, 3/30/2032 (3 mo. EURIBOR + 4.0%)	(m)	EUR CLO	€180	$164	$160
BlueMountain Fuji US CLO II Ltd., 4.1%, 10/20/2030 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	$470	457	348
BlueMountain Fuji US CLO III Ltd., 3.6%, 1/15/2030 (3 mo. USD LIBOR + 2.4%)	(i) (m)	USD CLO	250	235	190
Bosphorus CLO V DAC, 4.8%, 12/12/2032 (3 mo. EURIBOR + 4.8%)	(i) (m)	EUR CLO	€320	354	303
Bowman Park CLO Ltd., 5.0%, 11/23/2025 (3 mo. USD LIBOR + 3.4%)	(i) (m)	USD CLO	$250	228	236
Cairn CLO IV B.V., 3.8%, 4/30/2031 (3 mo. EURIBOR + 3.8%)	(i) (m)	EUR CLO	€250	283	239
Cairn CLO VI B.V., 3.1%, 7/25/2029 (3 mo. EURIBOR + 3.1%)	(m)	EUR CLO	135	158	130
California Street CLO XII Ltd., 4.5%, 10/15/2025 (3 mo. USD LIBOR + 3.3%)	(i) (m)	USD CLO	$390	366	367
Canyon Capital CLO 2016-1 Ltd., 3.1%, 7/15/2031 (3 mo. USD LIBOR + 1.9%)	(i) (m)	USD CLO	250	250	222
Carlyle Global Market Strategies CLO 2013-2 Ltd., 3.5%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(i) (m)	USD CLO	250	235	187
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 4.1%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	250	250	182
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029 (3 mo. EURIBOR + 2.7%)	(m)	EUR CLO	€140	163	128
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030 (3 mo. EURIBOR + 2.6%)	(m)	EUR CLO	275	323	231
Carlyle US CLO 2016-4 Ltd., 3.9%, 10/20/2027 (3 mo. USD LIBOR + 2.8%)	(i) (m)	USD CLO	$280	263	212
Catamaran CLO 2014-1 Ltd., 4.5%, 4/22/2030 (3 mo. USD LIBOR + 3.4%)	(i) (m)	USD CLO	250	241	192
Cathedral Lake Ltd., 5.3%, 7/16/2029 (3 mo. USD LIBOR + 4.1%)	(i) (m)	USD CLO	250	249	207
Cathedral Lake V Ltd., 4.4%, 10/21/2030 (3 mo. USD LIBOR + 3.3%)	(i) (m)	USD CLO	250	249	183
Cent CLO 21 Ltd., 4.2%, 7/27/2030 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	370	355	281
CFIP CLO 2013-1 Ltd., 7.8%, 4/20/2029 (3 mo. USD LIBOR + 6.7%)	(i) (m)	USD CLO	470	468	334
CFIP CLO 2014-1 Ltd., 5.4%, 7/13/2029 (3 mo. USD LIBOR + 4.1%)	(i) (m)	USD CLO	745	737	641
CFIP CLO 2014-1 Ltd., 7.9%, 7/13/2029 (3 mo. USD LIBOR + 6.6%)	(i) (m)	USD CLO	250	249	176
CFIP CLO 2017-1 Ltd., 3.2%, 1/18/2030 (3 mo. USD LIBOR + 2.1%)	(i) (m)	USD CLO	285	285	258
CIFC Funding 2012-II-R Ltd., 6.6%, 1/20/2028 (3 mo. USD LIBOR + 5.5%)	(i) (m)	USD CLO	250	248	171
CIFC Funding 2013-II Ltd., 4.2%, 10/18/2030 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	200	195	155
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CIFC Funding 2014 Ltd., 4.0%, 1/18/2031 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	$250	$241	$183
CIFC Funding 2015-III Ltd., 3.6%, 4/19/2029 (3 mo. USD LIBOR + 2.5%)	(i) (m)	USD CLO	250	236	199
CIFC Funding 2015-IV Ltd., 5.1%, 10/20/2027 (3 mo. USD LIBOR + 4.0%)	(i) (m)	USD CLO	250	250	222
CIFC Funding 2017-IV Ltd., 7.1%, 10/24/2030 (3 mo. USD LIBOR + 6.1%)	(i) (m)	USD CLO	280	278	192
Contego CLO VII DAC, 4.0%, 5/14/2032 (3 mo. EURIBOR + 4.0%)	(m)	EUR CLO	€100	85	89
Crown Point CLO IV Ltd., 3.9%, 4/20/2031 (3 mo. USD LIBOR + 2.8%)	(i) (m)	USD CLO	$285	263	202
CVC Cordatus Loan Fund III DAV, 1.7%, 8/15/2032 (3 mo. EURIBOR + 1.7%)	(m)	EUR CLO	€100	84	99
CVC Cordatus Loan Fund X DAC, 2.5%, 1/27/2031 (3 mo. EURIBOR + 2.5%)	(m)	EUR CLO	190	205	166
CVP Cascade CLO-1 Ltd., 4.7%, 1/16/2026 (3 mo. USD LIBOR + 3.5%)	(i) (m)	USD CLO	$310	310	273
CVP Cascade CLO-2 Ltd., 4.9%, 7/18/2026 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CLO	935	936	804
Dartry Park CLO DAC, 3.0%, 4/28/2029 (3 mo. EURIBOR + 3.0%)	(m)	EUR CLO	€100	116	100
Dartry Park CLO DAC, 5.7%, 4/28/2029 (3 mo. EURIBOR + 5.7%)	(m)	EUR CLO	100	116	85
Dryden 29 Euro CLO 2013 B.V., 2.6%, 7/15/2032 (3 mo. EURIBOR + 2.6%)	(m)	EUR CLO	255	270	212
Dryden 30 Senior Loan Fund, 7.4%, 11/15/2028 (3 mo. USD LIBOR + 5.8%)	(i) (m)	USD CLO	$250	244	167
Dryden 53 CLO Ltd., 3.6%, 1/15/2031 (3 mo. USD LIBOR + 2.4%)	(i) (m)	USD CLO	250	229	186
Dryden 59 Euro CLO 2017 B.V., 2.4%, 5/15/2032 (3 mo. EURIBOR + 2.4%)	(m)	EUR CLO	€365	387	309
Dryden XXV Senior Loan Fund, 4.2%, 10/15/2027 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	$250	245	198
Dryden XXVI Senior Loan Fund, 3.9%, 4/15/2029 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	250	236	198
Eaton Vance CDO Ltd., 5.0%, 1/15/2028 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CDO	250	246	221
Eaton Vance CLO 2015-1 Ltd., 3.0%, 1/20/2030 (3 mo. USD LIBOR + 1.9%)	(i) (m)	USD CLO	385	368	347
Elevation CLO 2017-7 Ltd., 4.1%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	455	430	333
Eloise SPV Srl, 5.0%, 1/20/2035	(n)	EUR CLO	€838	919	919
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(m)	EUR CLO	799	894	848
Erna Srl, 3.6%, 7/25/2031 (3 mo. EURIBOR + 3.6%)	(m)	EUR CLO	137	153	143
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Euro-Galaxy III CLO B.V., 3.6%, 1/17/2031 (3 mo. EURIBOR + 3.6%)	(m)	EUR CLO	€100	$81	$93
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030 (3 mo. EURIBOR + 3.1%)	(m)	EUR CLO	280	329	251
Figueroa CLO 2014-1 Ltd., 4.5%, 1/15/2027 (3 mo. USD LIBOR + 3.3%)	(i) (m)	USD CLO	$525	492	496
Figueroa CLO 2014-1 Ltd., 7.7%, 1/15/2027 (3 mo. USD LIBOR + 6.5%)	(i) (m)	USD CLO	540	539	323
Galaxy XXIII CLO Ltd., 7.2%, 4/24/2029 (3 mo. USD LIBOR + 6.2%)	(i) (m)	USD CLO	250	249	170
Galaxy XXVII CLO Ltd., 4.4%, 5/16/2031 (3 mo. USD LIBOR + 2.8%)	(i) (m)	USD CLO	250	227	198
Gallatin CLO VIII 2017-1 Ltd., 6.6%, 7/15/2027 (3 mo. USD LIBOR + 5.4%)	(i) (m)	USD CLO	250	250	141
Griffith Park CLO DAC, 5.5%, 11/21/2031 (3 mo. EURIBOR + 5.5%)	(m)	EUR CLO	€100	70	72
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029 (3 mo. EURIBOR + 1.6%)	(m)	EUR CLO	100	123	100
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029 (3 mo. EURIBOR + 2.5%)	(m)	EUR CLO	100	118	92
Halcyon Loan Advisors European Funding, 1.9%, 10/18/2031 (3 mo. EURIBOR + 1.9%)	(m)	EUR CLO	180	146	172
Harvest CLO IX DAC, 5.1%, 2/15/2030 (3 mo. EURIBOR + 5.1%)	(m)	EUR CLO	455	491	324
Harvest CLO X DAC, 4.6%, 11/15/2028 (3 mo. EURIBOR + 5.0%)	(m)	EUR CLO	117	139	97
Harvest CLO X DAC, 2.4%, 11/15/2028 (3 mo. EURIBOR + 2.9%)	(m)	EUR CLO	390	452	406
Harvest CLO XII DAC, 6.6%, 11/18/2030 (3 mo. EURIBOR + 6.6%)	(i) (m)	EUR CLO	175	173	100
Harvest CLO XX DAC, 2.5%, 10/20/2031 (3 mo. EURIBOR + 2.5%)	(m)	EUR CLO	100	115	101
Harvest CLO XXII DAC, 4.0%, 1/15/2032 (3 mo. EURIBOR + 4.0%)	(m)	EUR CLO	365	409	332
Harvest CLO XXIII DAC, 2.1%, 10/20/2032 (3 mo. EURIBOR + 2.1%)	(i) (m) (n)	EUR CLO	500	471	473
Hayfin Emerald CLO I DAC, 2.3%, 9/6/2031 (3 mo. EURIBOR + 2.3%)	(m)	EUR CLO	625	553	635
Hayfin Emerald CLO III DAC, 4.0%, 10/15/2032 (3 mo. EURIBOR + 4.0%)	(i) (m)	EUR CLO	250	278	223
Highbridge Loan Management 4-2014 Ltd., 3.4%, 1/28/2030 (3 mo. USD LIBOR + 2.6%)	(i) (m)	USD CLO	$261	241	188
Highbridge Loan Management 7-2015 Ltd., 6.7%, 3/15/2027 (3 mo. USD LIBOR + 5.0%)	(i) (m)	USD CLO	250	246	145
ICG US CLO 2016-1 Ltd., 3.9%, 7/29/2028 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	250	247	193
ICG US CLO Ltd., 4.3%, 1/20/2030 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	250	250	190
Jamestown CLO IV Ltd., 3.9%, 7/15/2026 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	300	282	282
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jamestown CLO IX Ltd., 3.8%, 10/20/2028 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	$250	$229	$231
Jamestown CLO V Ltd., 4.9%, 1/17/2027 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CLO	815	812	710
Jamestown CLO X Ltd., 4.8%, 7/17/2029 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	250	245	204
Jubilee CLO 2014-XI B.V., 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(m)	EUR CLO	€220	241	193
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030 (3 mo. EURIBOR + 5.4%)	(m)	EUR CLO	130	150	83
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030 (3 mo. EURIBOR + 2.9%)	(m)	EUR CLO	155	175	138
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029 (3 mo. EURIBOR + 6.9%)	(m)	EUR CLO	250	284	150
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(m)	EUR CLO	200	228	188
Kingsland IX Ltd., 4.0%, 4/28/2031 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	$200	198	160
KVK CLO 2013-1 Ltd., 7.3%, 1/14/2028 (3 mo. USD LIBOR + 5.9%)	(i) (m)	USD CLO	500	497	316
Madison Park Euro Funding VIII DAC, 4.7%, 4/15/2032 (3 mo. EURIBOR + 4.7%)	(i) (m)	EUR CLO	€290	319	257
Madison Park Euro Funding XIV DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(i) (m)	EUR CLO	285	318	240
Madison Park Funding XVI Ltd., 4.8%, 4/20/2026 (3 mo. USD LIBOR + 3.7%)	(i) (h) (m)	USD CLO	$425	426	382
Magnetite XX Ltd., 3.6%, 4/20/2031 (3 mo. USD LIBOR + 2.5%)	(i) (m)	USD CLO	250	245	199
Man GLG US CLO 2018-2 Ltd., 4.7%, 10/15/2028 (3 mo. USD LIBOR + 3.5%)	(i) (m)	USD CLO	510	508	420
Marble Point CLO XII Ltd., 4.2%, 7/16/2031 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	243	182
Midocean Credit CLO VIII, 4.6%, 2/20/2031 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	250	233	194
Mountain View CLO 2015-9 Ltd., 4.3%, 7/15/2031 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	250	248	172
Mountain View CLO 2016-1 LLC, 3.8%, 4/14/2033 (3 mo. USD LIBOR + 2.5%)	(i) (m)	USD CLO	250	218	220
Mountain View CLO XIV Ltd., 5.3%, 4/15/2029 (3 mo. USD LIBOR +4.1%)	(i) (m)	USD CLO	335	336	295
MP CLO III Ltd., 4.2%, 10/20/2030 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	250	244	191
MP CLO VII Ltd., 4.1%, 10/18/2028 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	250	198
Mulberry Street CDO II Ltd., 2.3%, 8/12/2038 (6 mo. USD LIBOR + 0.6%)	(i) (m)	USD CLO	1,137	718	705
Neuberger Berman CLO XX Ltd., 3.6%, 1/15/2028 (3 mo. USD LIBOR + 2.4%)	(i) (m)	USD CLO	250	250	204
Newark BSL CLO 2 Ltd., 4.6%, 7/25/2030 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	500	503	421
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Newfeet CLO 2016-1 Ltd., 4.1%, 4/20/2028 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	$450	$450	$383
Niagara Park CLO Ltd., 2.9%, 7/17/2032 (3 mo. USD LIBOR + 1.8%)	(i) (m)	USD CLO	250	250	239
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/2030 (3 mo. EURIBOR + 6.2%)	(m)	EUR CLO	€145	163	120
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031 (3 mo. EURIBOR + 2.4%)	(m)	EUR CLO	125	144	129
Oaktree CLO 2014-1, 4.4%, 5/13/2029 (3 mo. USD LIBOR + 2.7%)	(i) (m)	USD CLO	$285	285	253
Ocean Trails CLO IV, 6.8%, 8/13/2025 (3 mo. USD LIBOR + 5.1%)	(i) (m)	USD CLO	930	927	826
Ocean Trails CLO VI, 4.9%, 7/15/2028 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	360	360	292
Octagon Investment Partners XI Ltd., 5.2%, 7/15/2029 (3 mo. USD LIBOR + 4.0%)	(i) (m)	USD CLO	250	247	206
Octagon Investment Partners XV Ltd., 4.8%, 7/19/2030 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	250	242	202
OHA Credit Partners 2013-9 Class A Ltd., 6.1%, 10/20/2025 (3 mo. USD LIBOR + 5.0%)	(i) (m)	USD CLO	615	600	600
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029 (3 mo. EURIBOR + 4.5%)	(m)	EUR CLO	€100	118	85
OZLM Funding III Ltd., 5.3%, 1/22/2029 (3 mo. USD LIBOR + 4.3%)	(i) (m)	USD CLO	$250	250	211
OZLM Funding Ltd., 4.7%, 7/22/2029 (3 mo. USD LIBOR + 3.6%)	(i) (m)	USD CLO	315	307	255
OZLM VIII Ltd., 4.3%, 10/17/2029 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	490	470	383
OZLM XIII Ltd., 3.8%, 7/30/2027 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	246	201
OZLM XVI Ltd., 5.2%, 5/16/2030 (3 mo. USD LIBOR + 3.6%)	(i) (m)	USD CLO	250	242	194
OZLM XVIII Ltd., 4.1%, 4/15/2031 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	250	231	184
OZLM XX Ltd., 4.1%, 4/20/2031 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	515	495	384
OZLME II DAC, 6.5%, 10/15/2030 (3 mo. EURIBOR + 6.5%)	(m)	EUR CLO	€100	41	57
OZLME VI DAC, 3.8%, 7/15/2032 (3 mo. EURIBOR + 3.8%)	(m)	EUR CLO	100	112	89
Palmer Square CLO 2019-1 Ltd., 4.3%, 4/20/2027 (3 mo. USD LIBOR + 3.2%)	(i) (m)	USD CLO	$320	320	278
Parallel 2018-1 Ltd., 3.9%, 4/20/2031 (3 mo. USD LIBOR + 2.8%)	(i) (m)	USD CLO	274	252	200
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 3.9%, 11/14/2029 (3 mo. USD LIBOR + 2.2%)	(i) (m)	USD CLO	250	250	232
Penta CLO 6 DAC, 3.9%, 7/25/2032 (3 mo. EURIBOR + 3.9%)	(i) (m)	EUR CLO	€425	483	386
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 1.2%, 3/22/2038 (3 mo. USD LIBOR + 0.5%)	(i) (m)	USD CDO	$437	339	281
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 1.1%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(i) (m)	USD CDO	1,680	1,368	1,062
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 1.1%, 3/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (m)	USD CDO	430	331	269
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 1.1%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(i) (m)	USD CDO	269	216	165
Providus CLO Ltd., 3.8%, 7/20/2032 (3 mo. EURIBOR + 3.8%)	(i) (m)	EUR CLO	€250	284	228
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Purple Finance CLO 2 DAC, 4.1%, 4/20/2032 (3 mo. EURIBOR + 4.1%)	(i) (m)	EUR CLO	€360	$398	$341
Regatta XI Funding Ltd., 4.0%, 7/17/2031 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	$250	250	205
SCOF-2 Ltd., 4.3%, 7/15/2028 (3 mo. USD LIBOR + 3.1%)	(i) (m)	USD CLO	250	241	208
SCOF-2 Ltd., 6.9%, 7/15/2028 (3 mo. USD LIBOR + 5.7%)	(i) (m)	USD CLO	250	243	151
Shackleton 2017-X CLO Ltd., 4.4%, 4/20/2029 (3 mo. USD LIBOR + 3.3%)	(i) (m)	USD CLO	250	250	186
Shackleton 2017-XI CLO Ltd., 5.3%, 8/15/2030 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	250	248	194
Smeralda SPV Srl, 5.3%, 12/22/2034	(n)	EUR CLO	€744	869	816
Sorrento Park CLO DAC, 2.6%, 11/16/2027 (3 mo. EURIBOR + 3.0%)	(m)	EUR CLO	250	285	261
Sound Point CLO XII Ltd., 5.0%, 10/20/2028 (3 mo. USD LIBOR + 3.9%)	(i) (m)	USD CLO	$355	356	281
Sound Point CLO XXIII, 3.2%, 4/15/2032 (3 mo. USD LIBOR + 2.0%)	(i) (m)	USD CLO	385	386	362
Sound Point Euro CLO I Funding DAC, 6.2%, 4/25/2032 (3 mo. EURIBOR + 6.2%)	(i) (m)	EUR CLO	€250	192	170
St Paul’s CLO III-R DAC, 1.6%, 1/15/2032 (3 mo. EURIBOR + 1.6%)	(m)	EUR CLO	100	94	96
Steele Creek CLO 2017-1 Ltd., 4.1%, 10/15/30, (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	$250	247	185
Sudbury Mill CLO Ltd., 4.6%, 1/17/2026 (3 mo. USD LIBOR + 3.5%)	(i) (m)	USD CLO	505	501	440
Symphony CLO XIX Ltd., 3.7%, 4/16/2031 (3 mo. USD LIBOR + 2.6%)	(i) (m)	USD CLO	250	248	202
Symphony CLO XVII Ltd., 6.8%, 4/15/2028 (3 mo. USD LIBOR +5.6%)	(i) (m)	USD CLO	485	478	363
Symphony CLO XVIII Ltd., 5.0%, 1/23/2028 (3 mo. USD LIBOR + 4.0%)	(i) (m)	USD CLO	455	451	379
Taurus Finance DAC, 1.4%, 11/18/2031 (3 mo. EURIBOR + 1.4%)	(m)	EUR CLO	€160	165	171
THL Credit Wind River 2012-1 CLO Ltd., 4.9%, 1/15/2026 (3 mo. USD LIBOR + 3.7%)	(i) (m)	USD CLO	$250	249	226
THL Credit Wind River 2017-1 CLO Ltd., 4.9%, 4/18/2029 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CLO	335	332	288
TICP CLO, Ltd., 4.1%, 4/20/2028 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	245	205
Tikehau CLO B.V., 4.6%, 8/4/2028 (3 mo. EURIBOR + 4.6%)	(m)	EUR CLO	€170	198	124
Tikehau CLO B.V., 2.4%, 8/4/2028 (3 mo. EURIBOR + 2.4%)	(m)	EUR CLO	165	192	135
Toro European CLO 2 DAC, 3.3%, 10/15/2030 (3 mo. EURIBOR + 3.3%)	(m)	EUR CLO	745	831	664
Treman Park CLO Ltd., 6.6%, 10/20/2028 (3 mo. USD LIBOR + 5.5%)	(i) (m)	USD CLO	$250	241	159
Trimaran Cavu 2019-2 Ltd., 5.9%, 11/26/2032 (3 mo. USD LIBOR + 4.7%)	(i) (m)	USD CLO	250	245	213
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Trinitas CLO VII Ltd., 4.5%, 1/25/2031 (3 mo. USD LIBOR + 3.5%)	(i) (m)	USD CLO	$250	$229	$196
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(m)	EUR CLO	€250	285	191
Tymon Park CLO Ltd., 4.6%, 1/21/2029 (3 mo. EURIBOR + 4.6%)	(m)	EUR CLO	100	121	80
Venture CDO Ltd., 5.3%, 4/20/2029 (3 mo. USD LIBOR + 4.2%)	(i) (m)	USD CDO	$135	135	108
Vibrant CLO V Ltd., 5.1%, 1/20/2029 (3 mo. USD LIBOR + 4.0%)	(i) (m)	USD CLO	250	251	192
Vibrant CLO VI Ltd., 3.7%, 6/20/2029 (3 mo. USD LIBOR + 2.6%)	(i) (m)	USD CLO	425	427	377
Voya CLO 2015-2 Ltd., 4.0%, 7/23/2027 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	310	301	238
Voya CLO Ltd., 3.5%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(i) (m)	USD CLO	250	250	191
Wellfleet CLO 2016-1 Ltd., 4.0%, 4/20/2028 (3 mo. USD LIBOR + 2.9%)	(i) (m)	USD CLO	250	249	197
Wellfleet CLO 2017-1 Ltd., 4.9%, 4/20/2029 (3 mo. USD LIBOR + 3.8%)	(i) (m)	USD CLO	450	449	334
Wellfleet CLO 2017-2 Ltd., 4.5%, 10/20/2029 (3 mo. USD LIBOR + 3.4%)	(i) (m)	USD CLO	795	780	592
Whitebox CLO I Ltd., 5.4%, 7/24/2032 (3 mo. USD LIBOR + 4.4%)	(i) (m)	USD CLO	645	638	541
WhiteHorse VIII Ltd., 3.7%, 5/1/2026 (3 mo. USD LIBOR + 2.0%)	(i) (m)	USD CLO	250	230	234
York CLO 1 Ltd., 4.1%, 10/22/2029 (3 mo. USD LIBOR + 3.0%)	(i) (m)	USD CLO	250	241	210
York CLO-3 Ltd., 3.6%, 10/20/2029 (3 mo. USD LIBOR + 2.5%)	(m)	USD CLO	288	288	266
Total Collateralized Loan Obligation / Structured Credit				65,704	54,242
Emerging Markets Debt—0.3%
Bioceanico Sovereign Certificate Ltd., 0.0%, 6/5/2034	(h) (l)	Engineering & Construction	710	495	456
Romanian Government International Bond, 3.4%, 1/28/2050	(h) (i)	Sovereign	€159	189	149
Total Emerging Markets Debt				684	605

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(n)	Software	200	194	192
Total Preferred Equity				194	192

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Preferred Stocks—0.0%
Northern Oil and Gas, Inc., 6.5%	(h) (i) (k)	Oil & Gas	2	231	88
Total Convertible Preferred Stocks				231	88

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Equity—0.2%
ATD New Holdings, Inc.	(j)	Commercial Services	4,098	$75	$71
Camaieu New, Classes A-J	(j)	Retailers	10,604,587	450	22
Camaieu New, Warrants	(j)	Retailers	1,279,509	—	1
Hexion Holdings Corp., Class B	(j)	Chemicals	14,672	193	103
Hexion Holdings Corp., Warrants	(j)	Chemicals	16,226	227	109
Total Common Equity				945	306
TOTAL INVESTMENTS—117.9%				$260,472	$228,703
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.9)%(o)					(34,761)
NET ASSETS—100.0%					$193,942
Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	06/17/2020	USD	11	BRL	45	$2	$—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	9	BRL	37	2	—
State Street Bank and Trust Company	06/17/2020	USD	37	BRL	159	8	—
State Street Bank and Trust Company	06/17/2020	USD	31	BRL	131	7	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	2	BRL	9	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	3	BRL	12	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	5	BRL	22	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	6	BRL	27	1	—
State Street Bank and Trust Company	06/17/2020	USD	1,906	EUR	1,699	43	—
State Street Bank and Trust Company	06/17/2020	USD	416	EUR	371	9	—
State Street Bank and Trust Company	06/17/2020	USD	856	EUR	763	19	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	285	EUR	254	6	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	1,325	EUR	1,181	30	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	301	EUR	268	7	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	722	EUR	641	18	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	513	EUR	459	10	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	384	EUR	347	3	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	575	EUR	526	—	2
State Street Bank and Trust Company	06/17/2020	USD	1,701	EUR	1,563	—	13
State Street Bank and Trust Company	06/17/2020	USD	1,718	EUR	1,550	18	—
State Street Bank and Trust Company	06/17/2020	USD	735	EUR	675	—	6
JPMorgan Chase Bank, N.A.	06/17/2020	USD	968	EUR	854	31	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	415	GBP	315	18	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	338	GBP	257	14	—
State Street Bank and Trust Company	06/17/2020	USD	162	GBP	123	7	—
State Street Bank and Trust Company	06/17/2020	USD	509	GBP	386	22	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	200	GBP	153	7	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	425	GBP	325	16	—
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	06/17/2020	USD	23	GBP	18	$—	$—
JPMorgan Chase Bank, N.A.	05/14/2020	USD	255	MXN	6,070	4	—
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	12	USD	3	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	9	USD	2	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	56	USD	13	—	3
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	46	USD	11	—	3
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	144	USD	34	—	8
JPMorgan Chase Bank, N.A.	06/17/2020	BRL	175	USD	42	—	9
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	4,546	USD	4,949	37	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	1,314	USD	1,441	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	1,111	USD	1,213	6	—
State Street Bank and Trust Company	06/17/2020	EUR	999	USD	1,093	3	—
State Street Bank and Trust Company	06/17/2020	EUR	1,723	USD	1,885	5	—
State Street Bank and Trust Company	06/17/2020	EUR	1,291	USD	1,419	—	3
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	562	USD	626	—	10
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	1,095	USD	1,186	15	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	391	USD	421	8	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	825	USD	913	—	8
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	435	USD	481	—	4
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	659	USD	731	—	8
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	1,804	USD	2,030	—	51
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	509	USD	565	—	7
JPMorgan Chase Bank, N.A.	06/17/2020	GBP	496	USD	606	19	—
JPMorgan Chase Bank, N.A.	06/17/2020	GBP	20	USD	25	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	GBP	25	USD	30	1	—
JPMorgan Chase Bank, N.A.	06/17/2020	GBP	62	USD	76	2	—
JPMorgan Chase Bank, N.A.	05/14/2020	MXN	6,070	USD	252	—	—
Total Forward Foreign Currency Exchange Contracts						$403	$137

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	19	Short	06/19/2020	$2,625	$—	$18
Total Interest Rate Futures Contracts					$—	$18
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/2023	Quarterly	$40	$40	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/2023	Quarterly	138	138	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP 459	USD 609	3/18/2021	Quarterly	31	31	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 1,857	USD 2,090	3/29/2021	Quarterly	61	61	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/2023	Quarterly	88	88	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 4,237	USD 4,816	8/20/2023	Quarterly	198	198	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,468	USD 5,207	7/20/2023	Quarterly	315	315	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD 541	6/1/2023	Quarterly	35	35	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 2,570	USD 2,960	10/5/2023	Quarterly	153	153	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1750%)	3 Month USD LIBOR	EUR 2,191	USD 2,425	9/16/2021	Quarterly	24	24	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD 6,025	11/12/2021	Quarterly	75	75	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,872	USD 5,483	7/12/2021	Quarterly	160	160	—
Total Cross-Currency Swaps							$1,318	$1,318	$—

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC	0.83%	3 Month LIBOR	USD 1,010	10/24/2050	Semi-Annually	$(5)	$—	$5
Goldman Sachs & Co. LLC	0.68%	3 Month LIBOR	USD 2,781	10/20/2030	Semi-Annually	(7)	—	7
Goldman Sachs & Co. LLC	0.85%	3 Month LIBOR	USD 262	11/4/2050	Semi-Annually	(1)	—	1
Total Interest Rate Swaps						$(13)	$—	$13
Total Return Debt Swaps(n)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 6.50%, 1/1/2049), Series 2006	USD 700	12/1/2021	Monthly	$19	$19	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD 619	6/1/2024	Monthly	12	12	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 9/1/2043), Series 2006C	USD 403	6/1/2022	Monthly	8	8	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 601	12/1/2023	Monthly	3	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 369	6/1/2023	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.85%, 3/1/2045), Series 2006Q	USD 223	9/1/2023	Monthly	1	1	—
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD 374	6/1/2023	Monthly	$1	$1	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD 247	12/1/2024	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD 178	9/1/2022	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.75%, 5/1/2049) Series 2006PP	USD 273	6/1/2023	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD 587	12/1/2023	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD 221	3/1/2022	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048), Series 2004	USD 362	12/1/2021	Monthly	(2)	—	2
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD 494	9/1/2021	Monthly	$(3)	$—	$3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD 609	9/1/2024	Monthly	(7)	—	7
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 5.85%%, 10/1/2044), Series 2005D	USD 439	6/1/2023	Monthly	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Coasta Cadiz, 5.80%, 5/1/2050), Series 2004	USD 409	12/1/2023	Monthly	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD 631	9/1/2021	Monthly	(17)	—	17
Total Total Return Debt Swaps						$(3)	$47	$50

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)
Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of April 30, 2020, the one-month, three-month, and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.33%, 0.56% and 0.76%, respectively, and the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.27)%.

(e)
Position or portion thereof unsettled as of April 30, 2020.

(f)
Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(g)
Security is in default.

(h)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of April 30, 2020, there were no securities rehypothecated by BNP.

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2020
(in thousands, except share amounts)

(i)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $108,288, which represents approximately 55.8% of net assets as of April 30, 2020.

(j)
Security is non-income producing.

(k)
The security has a perpetual maturity; the date displayed is the next call date.

(l)
Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)
Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(n)
Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

(o)
Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

BRL—Brazilian Real
CDO—Collateralized Debt Obligation
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FRN—Floating Rate Note
GBP—British Pound
LIBOR —London Interbank Offered Rate
MXN—Mexican Peso
PIK—Payment In Kind
SIFMA—Securities Industry and Financial Markets Association
USD—U.S. Dollar
See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Assets and Liabilities
(in thousands, except share and per share amounts)

April 30, 2020
Assets
Investments, at fair value (amortized cost—$260,472)	$228,703
Cash	1,242
Restricted cash	1,233
Foreign currency (cost—$687)	695
Receivable for investments sold	9,813
Receivable from Fund shares sold	1,101
Reimbursement due from adviser(1)	278
Interest receivable	2,960
Unrealized appreciation on forward foreign currency exchange contracts	403
Unrealized appreciation on swap contracts	1,365
Payment due from broker	5
Total assets	$247,798
Liabilities
Financing arrangement payable	$35,166
Unrealized depreciation on forward foreign currency exchange contracts	137
Payable for variation margin on futures contracts	18
Unrealized depreciation on swap contracts	63
Collateral due to broker	1,231
Payable for investments purchased	15,899
Payment due to broker	3
Management fees payable	961
Administrative services expense payable	40
Accounting and administrative fees payable	57
Interest expense payable	50
Professional fees payable	124
Trustees’ fees payable	15
Shareholder service fee—Class A	2
Shareholder service and distribution fees—Class T	0
Distribution fee—Class U	4
Other accrued expenses and liabilities	86
Total liabilities	$53,856
Net assets	$193,942
Commitments and contingencies ($1,541)(2)
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$18
Capital in excess of par value	228,796
Accumulated earnings (deficit)	(34,872)
Net assets	$193,942
See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Assets and Liabilities (continued)
(in thousands, except share and per share amounts)

April 30, 2020
Class A Shares
Net Assets	$10,790
Shares Outstanding	994,816
Net Asset Value Per Share (net assets ÷ shares outstanding)	$10.85
Maximum Offering Price Per Share ($10.85 ÷ 94.25% of net asset value per share)	$11.51
Class I Shares
Net Assets	$173,464
Shares Outstanding	15,948,684
Net Asset Value Per Share (net assets ÷ shares outstanding)	$10.88
Class T Shares
Net Assets	$1,099
Shares Outstanding	101,041
Net Asset Value Per Share (net assets ÷ shares outstanding)	$10.87
Maximum Offering Price Per Share ($10.87 ÷ 96.50% of net asset value per share)	$11.26
Class U Shares
Net Assets	$8,589
Shares Outstanding	791,927
Net Asset Value Per Share (net assets ÷ shares outstanding)	$10.85

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Operations
(in thousands)

Six Months Ended April 30, 2020
Investment income
Interest income	$7,917
Fee income	41
Total investment income	7,958
Operating expenses
Management fees	1,998
Administrative services expenses	39
Accounting and administrative fees	194
Interest expense	454
Professional fees	168
Trustees’ fees	12
Shareholder service fee—Class A	16
Shareholder service and distribution fees—Class T	3
Distribution fee—Class U	10
Other general and administrative expenses	282
Total operating expenses	3,176
Less: Expense reimbursement(1)	(437)
Net operating expenses	2,739
Net investment income	5,219
Realized and unrealized gain/loss
Net realized gain (loss) on investments	(2,909)
Net realized gain (loss) on forward foreign currency exchange contracts	233
Net realized gain (loss) on swap contracts	157
Net realized gain (loss) on investments sold short	13
Net realized gain (loss) on futures contracts	(598)
Net realized gain (loss) on foreign currency	(141)
Net change in unrealized appreciation (depreciation) on investments	(28,466)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	202
Net change in unrealized appreciation (depreciation) on swap contracts	460
Net change in unrealized appreciation (depreciation) on investments sold short	(18)
Net change in unrealized appreciation (depreciation) on futures contracts	(134)
Net change in unrealized gain (loss) on foreign currency	30
Total net realized gain (loss) and unrealized appreciation (depreciation)	(31,171)
Net increase (decrease) in net assets resulting from operations	$(25,952)

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to unaudited financial statements.

FS Credit Income Fund
Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$5,219	$8,110
Net realized gain (loss)	(3,245)	1,089
Net change in unrealized appreciation (depreciation) on investments	(28,466)	(2,544)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	202	(206)
Net change in unrealized appreciation (depreciation) on swap contracts	460	324
Net change in unrealized appreciation (depreciation) on investments sold short	(18)	(10)
Net change in unrealized appreciation (depreciation) on futures contracts	(134)	54
Net change in unrealized gain (loss) on foreign currency	30	(51)
Net increase (decrease) in net assets resulting from operations	(25,952)	6,766
Shareholder distributions(1)
Distributions to shareholders
Class A	(362)	(414)
Class I	(5,839)	(9,068)
Class T	(33)	(24)
Class U	(95)	(0)
Net decrease in net assets resulting from shareholder distributions	(6,329)	(9,506)
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	24,039	96,632
Total increase (decrease) in net assets	(8,242)	93,892
Net assets at beginning of period	202,184	108,292
Net assets at end of period	$193,942	$202,184

(1)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Cash Flows
(in thousands)

Six Months Ended April 30, 2020
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(25,952)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(238,699)
Proceeds from sales and repayments of investments	216,710
Investments sold short, net	(724)
Net realized (gain) loss on investments	2,909
Net realized (gain) loss on investments sold short	(13)
Net change in unrealized (appreciation) depreciation on investments	28,466
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(202)
Net change in unrealized (appreciation) depreciation on investments sold short	18
Net change in unrealized (appreciation) depreciation on swap contracts	(460)
Net change in unrealized (appreciation) depreciation on futures contracts	134
Accretion of discount	(465)
(Increase) decrease in collateral held at broker	439
(Increase) decrease in receivable for investments sold	(4,839)
(Increase) decrease in reimbursement due from adviser(1)	(11)
(Increase) decrease in interest receivable	(82)
(Increase) decrease in swap income receivable	116
(Increase) decrease in payment due from broker	(5)
(Increase) decrease in prepaid expenses and other assets	25
Increase (decrease) in collateral due to broker	827
Increase (decrease) in payable for investments purchased	6,222
Increase (decrease) in payments due to broker	3
Increase (decrease) in administrative services expenses payable	23
Increase (decrease) in accounting and administrative fees payable	(11)
Increase (decrease) in interest expense payable	(39)
Increase (decrease) in professional fees payable	(76)
Increase (decrease) in swap income payable	(40)
Increase (decrease) in interest payable for investments sold short	(3)
Increase (decrease) in trustees’ fees payable	(9)
Increase (decrease) in shareholder service fee—Class T	0
Increase (decrease) in distribution fee—Class U	4
Increase (decrease) in other accrued expenses and liabilities	(9)
Net cash provided by (used in) operating activities	(15,743)
Cash flows from financing activities
Issuance of common shares	46,573
Repurchases of common shares	(24,944)
Shareholder distributions paid	(4,000)
Borrowings under financing arrangement(2)	61,615
Repayments under financing arrangement(2)	(62,543)
Net cash provided by (used in) financing activities	16,701
Total increase (decrease) in cash	958
Cash, restricted cash and foreign currency at beginning of period	2,212
Cash, restricted cash and foreign currency at end of period(3)	$3,170
Supplemental disclosure
Reinvestment of shareholder distributions	$2,329

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 9 for a discussion of the Fund’s financing arrangement. During the six months ended April 30, 2020, borrowings under the financing arrangement included $493 of capitalized interest.

(3)
Balance includes cash and foreign currency of $1,937 and restricted cash of $1,233. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s total return debt swap contracts.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.71	$12.87	$12.89
Results of operations
Net investment income(2)	0.30	0.63	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	(1.80)	(0.06)	0.12
Net increase (decrease) in net assets resulting from operations	(1.50)	0.57	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.36)	(0.73)	(0.37)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.36)	(0.73)	(0.37)
Net asset value, end of period	$10.85	$12.71	$12.87
Shares outstanding, end of period	994,816	949,993	69,904
Total return(4)	(11.86)%(5)	4.56%	2.72%(5)
Ratio/Supplemental Data:
Net assets, end of period	$10,790	$12,072	$900
Ratio of net investment income to average net assets(6)(7)	4.83%	4.92%	4.30%
Ratio of total expenses to average net assets(6)	3.30%	3.34%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.42)%	(0.55)%	(1.59)%
Ratio of net expenses to average net assets(6)	2.88%	2.79%	2.69%
Portfolio turnover rate	92%(5)	126%	114%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$35,166	$36,094	$10,175
Asset coverage ratio per unit(8)	6.52	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.41%, 4.37%, and 2.71% for the six months ended April 30, 2020, year ended October 31, 2019, and for the period from June 1, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31,
		2019	2018
Per Share Data:(1)
Net asset value, beginning of period	$12.74	$12.89	$12.50
Results of operations
Net investment income(2)	0.31	0.66	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	(1.79)	(0.06)	0.39
Net increase (decrease) in net assets resulting from operations	(1.48)	0.60	0.95
Shareholder distributions:(3)
Distributions from net investment income	(0.38)	(0.75)	(0.56)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.38)	(0.75)	(0.56)
Net asset value, end of period	$10.88	$12.74	$12.89
Shares outstanding, end of period	15,948,684	14,845,927	8,322,844
Total return(4)	(11.71)%(5)	4.82%	7.68%
Ratio/Supplemental Data:
Net assets, end of period	$173,464	$189,185	$107,317
Ratio of net investment income to average net assets(6)(7)	5.09%	5.17%	4.38%
Ratio of total expenses to average net assets(6)	3.05%	3.09%	3.65%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.42)%	(0.55)%	(1.33)%
Ratio of net expenses to average net assets(6)	2.63%	2.54%	2.32%
Portfolio turnover rate	92%(5)	126%	114%
Total amount of senior securities outstanding exclusive of treasury securities	$35,166	$36,094	$10,175
Asset coverage ratio per unit(8)	6.52	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.67%, 4.62%, and 3.05% for the six months ended April 30, 2020 and for the years ended October 31, 2019 and 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class T Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.74	$12.90	$13.03
Results of operations
Net investment income(2)	0.28	0.60	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	(1.81)	(0.06)	(0.07)
Net increase (decrease) in net assets resulting from operations	(1.53)	0.54	0.05
Shareholder distributions:(3)
Distributions from net investment income	(0.34)	(0.70)	(0.18)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.34)	(0.70)	(0.18)
Net asset value, end of period	$10.87	$12.74	$12.90
Shares outstanding, end of period	101,041	71,205	5,832
Total return(4)	(11.94)%(5)	4.36%	0.39%(5)
Ratio/Supplemental Data:
Net assets, end of period	$1,099	$907	$75
Ratio of net investment income to average net assets(6)(7)	4.61%	4.67%	4.28%
Ratio of total expenses to average net assets(6)	3.56%	3.59%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.42)%	(0.55)%	(1.14)%
Ratio of net expenses to average net assets(6)	3.14%	3.04%	3.04%
Portfolio turnover rate	92%(5)	126%	114%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$35,166	$36,094	$10,175
Asset coverage ratio per unit(8)	6.52	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.19%, 4.12%, and 3.14% for the six months ended April 30, 2020, year ended October 31, 2019, and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class U Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2020 (Unaudited)	Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$12.73	$13.06
Results of operations
Net investment income(2)	0.27	0.07
Net realized gain (loss) and unrealized appreciation (depreciation)	(1.79)	(0.22)
Net increase (decrease) in net assets resulting from operations	(1.52)	(0.15)
Shareholder distributions:(3)
Distributions from net investment income	(0.36)	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.36)	(0.18)
Net asset value, end of period	$10.85	$12.73
Shares outstanding, end of period	791,927	1,531
Total return(4)(5)	(12.03)%	(1.12)%
Ratio/Supplemental Data:
Net assets, end of period	$8,589	$20
Ratio of net investment income to average net assets(6)(7)	4.35%	4.28%
Ratio of total expenses to average net assets(6)	3.80%	3.85%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.42)%	(0.55)%
Ratio of net expenses to average net assets(6)	3.38%	3.30%
Portfolio turnover rate	92%(5)	126%
Total amount of senior securities outstanding exclusive of treasury securities	$35,166	$36,094
Asset coverage ratio per unit(8)	6.52	6.60

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.93% and 3.73% for the six months ended April 30, 2020 and for the period from September 17, 2019 (Commencement of Operations) through October 31, 2019. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Notes to Unaudited Financial Statements
(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.
The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers six classes of shares of beneficial interest — Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class T Shares and Class U Shares (as defined below), which are substantially the same except that each class of shares has different sales charges and expenses. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).
The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.
The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying unaudited financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Fund has evaluated the impact of subsequent events through the date the unaudited financial statements were issued.
Use of Estimates: The preparation of the Fund’s unaudited financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

(“Class L Share”) and Class T share of beneficial interest (“Class T Share”) is offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”), Class M share of beneficial interest (“Class M Share”) and Class U share of beneficial interest (“Class U Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.
FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, the Fund uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

•
Weekly and as of each quarter end, FS Credit Income Advisor will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

•
Quarterly, FS Credit Income Advisor will provide the audit committee of the Board with preliminary valuations for each investment;

•
The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•
The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•
Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

•
The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s unaudited financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.
Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e. the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.
FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.
When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third party valuation service, if applicable.
Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps (other than centrally cleared) typically will be valued at their prices obtained from an independent third party and are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by brokers/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss).
The Board is solely responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor, and has authorized FS Credit Income Advisor to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.
Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.
Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized as interest income, using the effective interest method, over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 4). The Fund did not incur any organization costs during the six months ended April 30, 2020 and the year ended October 31, 2019. FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Prior to April 6, 2018, offering costs primarily included marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Following April 6, 2018, offering costs primarily include third-party expenses incurred in marketing the Fund’s common shares. Effective April 6, 2018, FS Investments has agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs. For the period from October 27, 2016 (Inception) through April 6, 2018, the Fund incurred offering costs of $1,681 which were paid on its behalf by FS Investments (see Note 4).
Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.
The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s unaudited financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.
Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.
Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Credit Default Swaps: The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.
Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares during the six months ended April 30, 2020 and the year ended October 31, 2019:
	For the Six Months Ended April 30, 2020 (Unaudited)		For the Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	234,403	$3,025	931,354	$12,046
Reinvestment of Distributions	16,979	198	17,141	218
Total Gross Proceeds	251,382	3,223	948,495	12,264
Commissions and Dealer Manager Fees	—	(43)	—	(112)
Net Proceeds to the Fund	251,382	3,180	948,495	12,152
Share Repurchase Program	(138,301)	(1,703)	(66,548)	(857)
Transfers Out	(68,258)	(701)	(1,858)	(23)
Net Proceeds from Class A Share Transactions	44,823	$776	880,089	$11,272

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Year Ended October 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	2,718,473	$33,247	7,517,263	$97,252
Reinvestment of Distributions	176,356	2,019	230,848	2,930
Total Gross Proceeds	2,894,829	35,266	7,748,111	100,182
Share Repurchase Program	(1,860,131)	(22,479)	(1,226,881)	(15,710)
Transfers In	68,059	701	1,853	23
Net Proceeds from Class I Share Transactions	1,102,757	$13,488	6,523,083	$84,495

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Year Ended October 31, 2019
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	33,002	$437	63,722	$853
Reinvestment of Distributions	2,577	30	1,662	21
Total Gross Proceeds	35,579	467	65,384	874
Commissions and Dealer Manager Fees	—	(15)	—	(29)
Net Proceeds to the Fund	35,579	452	65,384	845
Share Repurchase Program	(5,743)	(61)	(11)	—
Net Proceeds from Class T Share Transactions	29,836	$391	65,373	$845

	For the Six Months Ended April 30, 2020 (Unaudited)		Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Class U Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	782,639	$9,302	1,543	$20
Reinvestment of Distributions	7,757	82	—	—
Total Gross Proceeds	790,396	9,384	1,543	20
Share Repurchase Program	—	—	(12)	—
Net Proceeds from Class U Share Transactions	790,396	$9,384	1,531	$20
Net Proceeds to the Fund	1,967,812	$24,039	7,470,076	$96,632
Share Repurchase Program
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.
Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.
If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.
The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.
During the six months ended April 30, 2020, the Fund engaged in repurchase offers as follows:
Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
January 15, 2020	7%	1,165,333	6.69%
March 18, 2020	5%	838,842	4.82%
Total		2,004,175
Distribution Plan
The Fund, with respect to its Class L, Class M, Class T and Class U Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M, Class T and Class U Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets for Class L, Class M and Class T Shares and 0.75% of average daily net assets for Class U Shares attributable to the respective share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the six months ended April 30, 2020, Class T and Class U Shares incurred distribution fees of $1 and $10, respectively.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Shareholder Service Expenses
The Fund has adopted a shareholder services plan with respect to its Class A, Class L and Class T Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L and Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L and Class T Shares, respectively. For the six months ended April 30, 2020, Class A and Class T shares incurred shareholder service fees of $16 and $2, respectively.
Note 4. Related Party Transactions
Compensation of the Investment Adviser, Sub-Adviser and their Affiliates
Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.
Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.
The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine. The management fee for any partial quarter will be appropriately prorated.
Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the New Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.
The Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.
Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the New Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the New Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.
Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.
FS Investments funded the Fund’s offering costs in the amount of $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.
The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the six months ended April 30, 2020:
Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$1,998
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$39

(1)
As of April 30, 2020, $961 in management fees were payable to FS Credit Income Advisor.

(2)
During the six months ended April 30, 2020, all of the accrued administrative services expenses related to third-party expenses.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Capital Contributions by FS Investments and GoldenTree
In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.
In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares, in June 2018, FS Investments purchased $17,283 of Class I Shares and in September 2019, an affiliate of FS Investments purchased $20 of Class U Shares. As of April 30, 2020, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 5,305,997 Class I Shares and 1,531 Class U Shares valued at approximately $57,729 and $17, respectively, based on the respective NAV per share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.
Expense Limitation Agreement
Pursuant to the expense limitation agreement (the “2017 Expense Limitation Agreement”), dated as of September 18, 2017, by and between FS Credit Income Advisor and the Fund, FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve month period following October 3, 2017, the date of effectiveness of the Fund’s initial registration statement on Form N-2. The 2017 Expense Limitation Agreement remained in effect until April 5, 2018. For the purpose of the 2017 Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
On April 6, 2018, FS Credit Income Advisor and the Fund amended and restated the 2017 Expense Limitation Agreement (as so amended and restated, the “New Expense Limitation Agreement”) under which FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The New Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The New Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the New Expense Limitation Agreement, “ordinary operating

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the New Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the New Expense Limitation Agreement shall survive the termination of such agreement for any reason.
During the six months ended April 30, 2020, the Fund accrued $437 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the New Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.
Note 5. Distributions
During the six months ended April 30, 2020, the Fund declared and paid gross distributions in the amount of $0.3750 (as adjusted for the applicable share class expenses) per share in the total amount of $6,329. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
Shareholders automatically participate in the distribution reinvestment plan (“DRP”), unless and until an election is made to withdraw from the DRP on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.
The determination of the tax attributes of the Fund’s distributions is made annually as of the end of the calendar year based upon the Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of the Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.
The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $260,679, as of April 30, 2020. The difference between the Fund’s GAAP basis cost and tax basis cost is primarily due to wash sales loss deferrals. Aggregate net unrealized appreciation (depreciation) on investments, including derivatives, on a tax basis was $(30,937), which was comprised of gross unrealized appreciation of $4,903 and gross unrealized depreciation of $35,840, as of April 30, 2020.
Net capital losses may be carried forward indefinitely, and their character is retained as short-term or long-term. As of April 30, 2020, the Fund had short-term and long-term capital loss carryforwards available to offset future realized capital gains of $1,806 and $1,439, respectively.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments
The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.
Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.
Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.
An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.
Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.
Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or interest, restructuring, obligation acceleration and repudiation or moratorium. The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.
If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of April 30, 2020 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$403(1)	$137(2)
Cross-currency swaps	$1,318(3)	$—
Interest Rate Risk
Interest rate futures	$—	$18(4)
Interest rate swaps	$—	$13(5)
Credit Risk
Total return debt swaps	$47(3)	$50(5)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on swap contracts.

(4)
Payable for variation margin on futures contracts.

(5)
Unrealized depreciation on swap contracts.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of April 30, 2020:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$47	$47	$—	$—	$—
JPMorgan Chase Bank, N.A.	$1,580	$115	$—	$1,465	$—
State Street Bank and Trust Company	$141	$22	$—	$—	$119
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$50	$47	$—	$—	$3
Goldman Sachs & Co. LLC	$13	$—	$—	$—	$13
JPMorgan Chase Bank, N.A.	$115	$115	$—	$—	$—
State Street Bank and Trust Company	$22	$22	$—	$—	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the six months ended April 30, 2020 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$233(1)	$202(2)
Cross-currency swaps	$383(3)	$543(4)
Interest Rate Risk
Interest rate futures	$(598)(5)	$(134)(6)
Interest rate swaps	$(318)(3)	$59(4)
Credit Risk
Total return debt swaps	$92(3)	$(142)(4)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on swap contracts.

(4)
Net change in unrealized appreciation (depreciation) on swap contracts.

(5)
Net realized gain (loss) on futures contracts.

(6)
Net change in unrealized appreciation (depreciation) on futures contracts.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The average notional amounts of forward foreign currency exchange contracts, long futures contracts, short futures contracts, cross-currency swaps, interest rate swaps and total return debt swaps outstanding during the six months ended April 30, 2020, which are indicative of the volumes of these derivative types, were $23,027, $7,683, $9,966, $35,413, $5,155 and $7,323, respectively.
Note 7. Investment Portfolio
The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of April 30, 2020:
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$31,648	$26,426	12%
Senior Secured Loans—Second Lien	3,200	1,453	1%
Senior Secured Bonds	43,025	36,940	16%
Unsecured Bonds	114,841	108,451	47%
Collateralized Loan Obligation (CLO) / Structured Credit	65,704	54,242	24%
Emerging Markets Debt	684	605	0%
Preferred Equity	194	192	0%
Convertible Preferred Stocks	231	88	0%
Common Equity	945	306	0%
Total	$260,472	$228,703	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of April 30, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. As of April 30, 2020, the Fund had unfunded commitments of $130.
The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of April 30, 2020:
Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$35,481	15%
Telecommunications	18,675	8%
EUR CLO	16,456	7%
Municipal	11,452	5%
Media Entertainment	10,741	5%
Oil & Gas	10,629	5%
Lodging	10,610	5%
Pipelines	10,428	4%
Pharmaceuticals	10,198	4%
Chemicals	7,803	3%
Food	6,721	3%
Retail	6,640	3%
Healthcare-Services	6,442	3%
Mining	5,678	2%
Entertainment	4,334	2%
Real Estate	4,310	2%
Computers	4,180	2%
Auto Manufacturers	3,674	2%
Commercial Banks	3,673	2%
Others	40,578	18%
Total	$228,703	100%
Purchases and sales of securities during the six months ended April 30, 2020, other than short-term securities and U.S. government obligations, were $238,699 and $216,710, respectively.
Note 8. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of April 30, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:
Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans — First Lien	$—	$26,426	$—	$26,426
Senior Secured Loans — Second Lien	—	1,453	—	1,453
Senior Secured Bonds	—	36,940	—	36,940
Unsecured Bonds	—	107,648	803	108,451
Collateralized Loan Obligation (CLO) / Structured Credit	—	52,034	2,208	54,242
Emerging Markets Debt	—	605	—	605
Preferred Equity	—	—	192	192
Convertible Preferred Stocks	88	—	—	88
Common Equity	283	23	—	306
Total Investments	371	225,129	3,203	228,703
Forward Foreign Currency Exchange Contracts	—	403	—	403
Cross-Currency Swaps	—	1,318	—	1,318
Total Return Debt Swaps	—	—	47	47
Total Assets	$371	$226,850	$3,250	$230,471
Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(137)	$—	$(137)
Interest Rate Futures	(18)	—	—	(18)
Interest Rate Swaps	—	(13)	—	(13)
Total Return Debt Swaps	—	—	(50)	(50)
Total Liabilities	$(18)	$(150)	$(50)	$(218)
The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Except as described above, the Fund’s preferred stock investment is also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.
The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.
The following is a reconciliation for the six months ended April 30, 2020 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:
	Senior Secured Loans — Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Total
Fair value at beginning of period	$1,900	$852	$2,370	$204	$5,326
Accretion of discount (amortization of premium)	4	—	—	—	4
Realized gain (loss)	2	—	(242)	—	(240)
Net change in unrealized appreciation (depreciation)	(6)	(49)	(95)	(12)	(162)
Purchases	—	—	792	—	792
Sales	(1,900)	—	(617)	—	(2,517)
Net transfers in or out of Level 3	—	—	—	—	—
Fair value at end of period	$—	$803	$2,208	$192	$3,203
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$(49)	$(95)	$(12)	$(156)
The following is a reconciliation for the six months ended April 30, 2020 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:
Fair value at beginning of period	$139
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	92
Net change in unrealized appreciation (depreciation)	(142)
Sales and repayments	(92)
Net transfers in or out of Level 3	—
Fair value at end of period	$(3)
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$(142)

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of April 30, 2020 are as follows:
Type of Investment	Fair Value at April 30, 2020	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Unsecured Bonds	$803	Market Comparables Market Comparables	EBITDA Multiples (x) Market Yield (%)	6.0x–7.0x 10.0%–11.2%	6.5x 10.6%
CLO/Structured Credit	1,735 473	Market Quotes Cost	Indicative Dealer Quotes Cost	100.0%–100.0% 86.3%–86.3%	100.0% 86.3%
Preferred Equity	192	Market Comparables Market Comparables	EBITDA Multiples (x) Market Yield (%)	8.8x–11.3x 12.8%–14.2%	10.0x 13.5%
Total	$3,203
Total Return Debt Swaps	$(3)	Market Comparables	Market Yield (%)	2.7%–5.0%	4.0%

(1)
Investments using a market quotes valuation technique were valued by using the mid-point of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement.

Note 9. Financing Arrangement
The following table presents summary information with respect to the Fund’s financing arrangement as of April 30, 2020:
Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$35,166	$53,411(1)	October 26, 2020(2)

(1)
The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)
As described below, the BNP Facility generally is terminable upon 179 days’ notice by BNP Paribas and at any time by the Fund. As of April 30, 2020, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

BNP Facility
On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings in U.S. dollars and certain agreed upon foreign currencies on a committed basis up to an aggregate principal amount equal to the average outstanding balance over the past ten business days. The Fund may also borrow additional amounts on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such additional borrowings.
The Fund may terminate the BNP facility at any time upon written notice to BNP Paribas. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ written notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

Under the BNP Facility, borrowings bear interest at the rate of one-month London Interbank Offered Rate (“LIBOR”) (or the relevant reference rate for any foreign currency borrowings) plus 1.00% per annum. Interest is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.
Under the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants, reporting requirements and other requirements customary for facilities of this type. The value of securities required to be pledged by the Fund is determined in accordance with the margin requirements described in the BNP Facility agreements. The BNP Facility agreements contain the following events of default and termination events customary for similar financing transactions.
The Fund’s obligations under the BNP Facility are secured by a first priority security interest in the Fund’s assets held at certain specified custody accounts.
The carrying amount outstanding under the BNP Facility approximates its fair value. For the six months ended April 30, 2020, the total interest expense for the BNP Facility was $454.
For the six months ended April 30, 2020, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:
Cash paid for interest expense(1)	$493
Average borrowings	$35,913
Effective interest rate on borrowings at April 30, 2020	1.33%
Weighted average interest rate	2.54%

(1)
Interest under the BNP Facility is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Note 10. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.
Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.
Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.
Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.
Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.
Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Pandemic Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a shareholder’s investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.
The Fund and its investment adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 11. Commitments and Contingencies
The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.
The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments) resulting from the expense limitation agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Adviser, the investment sub-adviser to the Fund. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215- 495-1150 or on the SEC’s website at http://www.sec.gov.
Board Approval of the Continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting of the Board held on March 10, 2020 (the “Meeting”), the Board, including a majority of those trustees of the Fund who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor (“Independent Trustees”), considered and re-approved: (1) the Fund’s Investment Advisory Agreement between the Fund and FS Credit Income Advisor; and (2) the Sub-Advisory Agreement by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor (together with the Investment Advisory Agreement, the “Advisory Agreements”), each as being in the best interests of the Fund and its shareholders. In approving the Advisory Agreements, the Board considered information furnished and discussed throughout the year at Board meetings and executive sessions with management and counsel, including information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor specifically in relation to the consideration of the re-approval of the Advisory Agreements in response to requests for information from the Independent Trustees and their independent legal counsel.
In their deliberations, the Board considered a range of materials and information regarding the nature, extent and quality of services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor; the past performance of the Fund compared to relevant indices and peer funds; the fees and expenses of the Fund compared to those of other registered investment companies that FS Credit Income Advisor believed were relatively comparable to the Fund in terms of structure, investment objectives, portfolio mix and/or other similar criteria; the possibility of economies of scale that could be passed on to the Fund; and the profitability of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates) as a result of their relationships with the Fund.
In addition to evaluating, among other things, the written information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board also considered the presentations from FS Credit Income Advisor and the GoldenTree Sub-Advisor and the answers to questions posed by the Board to representatives of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Independent Trustees also met separately in an executive session with their independent legal counsel to review and consider the information provided regarding the Advisory Agreements.

Based on their review, the Board and the Independent Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Advisory Agreements. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board reviewed information describing the financial strength, experience, resources, compliance programs, and key personnel of FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates), including the personnel who provide investment management services to the Fund. With respect to FS Credit Income Advisor, the Board recognized the significant investment of time, capital and human resources provided by FS Credit Income Advisor and its affiliates that has resulted in the successful operation and management of the Fund.
The Board then considered FS Credit Income Advisor’s role in the management of the Fund’s assets, including the oversight and supervision of the GoldenTree Sub-Advisor to ensure that it meets its obligations under the Sub-Advisory Agreement. The Board also noted FS Credit Income Advisor’s description of its procedures to provide ongoing oversight and supervision of the GoldenTree Sub-Advisor’s performance and compliance with the Fund’s compliance procedures, investment objectives, policies and restrictions. The Board noted the administrative services FS Credit Income Advisor provides to the Fund, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. With respect to the GoldenTree Sub-Advisor, the Board considered, among other things, its role in sourcing, vetting and executing on investment decisions on behalf of the Fund, the personnel performing such services, its organizational capability, financial strength and compliance functions and its demonstrated success in the industry.
The Board and the Independent Trustees determined that they were satisfied with the nature, extent and quality of the services provided to the Fund by each of FS Credit Income Advisor and the GoldenTree Sub-Advisor, the expertise and capabilities of FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s personnel, FS Credit Income Advisor’s demonstrated capability to collaborate with and oversee the GoldenTree Sub-Advisor and FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s (or their affiliates, as applicable) financial strength and related capability to allocate resources necessary to successfully manage the Fund’s portfolio.
Review of Investment Performance. The Board and the Independent Trustees considered FS Credit Income Advisor’s explanations as to the Fund’s historical investment performance and determined that they were satisfied with the Fund’s performance as compared to the performance of  (i) relevant benchmark indices, (ii) a peer group of other credit-focused interval funds (the “Comparable Companies”) and (iii) other interval funds managed by affiliates of FS Credit Income Advisor. The Board and the Independent Trustees noted that the Fund’s performance outperformed the benchmark indices for the trailing twelve months and since inception periods ended January 31, 2020 and had outperformed a majority of the benchmark indices for the year-to-date period ended January 31, 2020. The Board and the Independent Trustees also noted that the Fund’s performance outperformed each of the Comparable Companies and, as a result, outperformed the average performance of the Comparable Companies over each of the year-to-date, trailing twelve months and since inception periods ended January 31, 2020.
Costs of Services Provided and Profits Realized. The Board then considered FS Credit Income Advisor’s investment advisory fee and the gross and net expense ratios (each as a percentage of average net assets) of the Fund’s Class I common shares of beneficial interest. The Board also considered such investment advisory fee and expense ratios as compared to the Comparable Companies and the other interval funds managed by affiliates of FS Credit Income Advisor. The Board acknowledged FS Credit Income Advisor’s and its affiliates’ financial support of the Fund through the assumption of organization and offering costs and the waiver of reimbursements of and/or paying certain of the Fund’s expenses pursuant to an expense limitation agreement by and between the Fund and FS Credit Income Advisor. The Board also acknowledged FS Credit Income Advisor’s financial strength, the perpetual nature of the expense limitation and continued efforts to develop and allocate resources necessary to continue to successfully manage the Fund. The Independent Trustees considered that the Fund’s investment advisory fees and expense ratios were above the average ratios for the Comparable Companies, though they were generally in line with the Comparable Companies given the range of ratios in the peer group.

The Board then reviewed the profitability information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor and FS Credit Income Advisor’s methodology for determining profitability.
The Board determined that, based on the information reviewed, FS Credit Income Advisor’s management fees, expense ratios and profitability were reasonable in relation to the services rendered to the Fund by FS Credit Income Advisor. With respect to the re-approval of the Sub-Advisory Agreement, the Board determined that it was satisfied with the level of fees paid by FS Credit Income Advisor to the GoldenTree Sub-Advisor given the quality and extent of services provided and that the GoldenTree Sub-Advisor’s fees are reasonable in relation to the services rendered.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered that FS Credit Income Advisor does not expect to be profitable until the Fund reaches significant scale. The Board also considered that the advisory fee was meant to provide reasonable compensation once the Fund reaches scale. The Board also considered FS Credit Income Advisor’s commitment to monitor economies of scale on an ongoing basis.
Other Benefits. The Board considered other benefits that may accrue to FS Credit Income Advisor, the GoldenTree Sub-Advisor and their affiliates from their relationships with the Fund, including that FS Credit Income Advisor and the GoldenTree Sub-Advisor may potentially benefit from their relationship with the Fund in the sense that the success of the Fund could attract other business to FS Credit Income Advisor and the GoldenTree Sub-Advisor.
Overall Conclusions. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and that the approval of the continuation of the Advisory Agreements are in the best interests of the Fund. The Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreements for an additional one-year period.

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Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
Not applicable to this semi-annual report on Form N-CSR.
Item 6.   Investments.
(a)
The Fund’s unaudited schedule of investments as of April 30, 2020 is included as part of the Semi-Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to this semi-annual report on Form N-CSR.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
As of the date of filing of this semi-annual report on Form N-CSR, there has been no change in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases were made by or on behalf of the Fund during the period covered by this semi-annual report on Form N-CSR.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report included in Item 1 of this Form N- CSR.
Item 11.   Controls and Procedures.
(a)
The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
Not applicable to this semi-annual report on Form N-CSR.

Item 13.   Exhibits.
(a)(1)
Not applicable to this semi-annual report on Form N-CSR.

(a)(2)
The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not applicable.

(b)
The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Credit Income Fund
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer Date: June 24, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer (Principal Executive Officer) Date: June 24, 2020
By: /s/ Edward T. Gallivan, Jr. Edward T. Gallivan, Jr. Chief Financial Officer (Principal Financial Officer) Date: June 24, 2020